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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-7986

                          The Alger Institutional Funds
               (Exact name of registrant as specified in charter)


                    111 Fifth Avenue New York, New York 10003
             (Address of principal executive offices)   (Zip code)


                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: April 30, 2006

ITEM 1.  REPORT(S) TO STOCKHOLDERS.



                                    THE ALGER
                               INSTITUTIONAL FUNDS






                          ALGER LARGECAP GROWTH INSTITUTIONAL FUND
                          ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
                            ALGER MIDCAP GROWTH INSTITUTIONAL FUND
                     ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
                                 ALGER BALANCED INSTITUTIONAL FUND
              ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
                               ALGER TECHNOLOGY INSTITUTIONAL FUND
                        ALGER CORE FIXED-INCOME INSTITUTIONAL FUND







                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2006
                                   (UNAUDITED)

                                  [ALGER LOGO]

TABLE OF CONTENTS


THE ALGER INSTITUTIONAL FUNDS
Letter to Our Shareholders..................................................   1
Portfolio Summary...........................................................   3
Schedules of Investments....................................................   4
Statements of Assets and Liabilities........................................  36
Statements of Operations....................................................  38
Statements of Changes in Net Assets.........................................  40
Financial Highlights........................................................  44
Notes to Financial Statements...............................................  50
Additional Information......................................................  64




















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Alger is pleased to provide you with the ability to access regulatory  materials online. When documents such as prospectuses and annual and semi-annual reports are available, we'll send you an e-mail notification with a convenient link that
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this free service, simply enroll at www.icsdelivery.com/alger.

Dear Shareholders,                                                April 30, 2006


      In the six months ended April 30, 2006, the U.S. economy remained strong, with inflation contained and overall Gross Domestic Product ("GDP") growth increasing at an annual rate of 4.8% as of March 31, 2006, three percentage points over the previous quarter's rate. And it wasn't simply that the economy overall was solid. During this period, corporate profits exceeded expectations; productivity stayed high; and growth companies in particular saw healthy stock appreciation.

      At the same time, the continued strength of the economy led to uncertainty about interest rates and inflation, and that in turn, kept the markets from breaking out of their trading range. At the Federal Open Market Committee (FOMC) meeting on March 28th, the Fed once again raised the key interest rate from 4.50% to 4.75%-the 15th consecutive increase since June 2004. The Fed noted that the current business climate is showing remarkable growth "but appears likely to moderate to a more sustainable pace."1

      After new Fed Chairman Ben Bernanke appeared before the U.S. Congress on April 27th, it was widely believed that the Fed would stop raising rates before the summer. Subsequent economic data clouded the picture yet again, and the markets retreated. Nonetheless, rates remain low relative to historical levels, and while the precise number of future increases is uncertain, it is our belief that we are close to the peak of the current cycle.

      Rising interest rates have been a headwind for the markets, but the uncertainty over when the increases will stop has been even more of an impediment. Even with that uncertainty hovering over the market, solid GDP growth and robust corporate profit growth propelled equities higher during the six months that ended on April 30th, and nearly every market sector posted positive returns. And because corporate profits have increased at a faster rate than the major indices, the market overall has continued to become less expensive. For the six months ending April 30, 2006, the major indices ended up, with the Dow Jones Industrials up 10.21%, the Standard & Poor's 500 Index up 15.27% and the NASDAQ up 9.55%.

      Globally, foreign markets and emerging economies have been torrid. Asian stock markets offered substantial gains in 2005, and by the end of December, China had revised its official GDP figures upward by about $300 billion, more accurately reflecting the size and scope of its economy and the growing power of its consumers. Even those investors not directly exposed to those markets tended to benefit. Many companies have global exposure, and their earnings growth reflects the strong global economy.

      In the bond market, we saw a dramatic re-steepening of the yield curve for the six months ending April 30, 2006, with yields on the 2-year bond up 34 basis points to 4.86% and rates on the 10-year rising more than 50 basis points to 5.05%. The dramatic move upward in interest rates corresponded to renewed fears of inflation spurred on by rising energy and commodity prices as well as two more potential increases in the overnight target lending rate by the Fed. The 10-year Treasury note

------------------

      (1) As of this writing, the key interest rate experienced another quarter percentage point hike on May 10, 2006 to 5.0%.

pierced 5.00% for the first time in nearly four years on the heels of a continued robust economic landscape, ever-increasing capacity utilization and tight labor markets.

      Despite the continued rise in interest rates, we believe that the overall low rates by historical standards and record levels of household net worth have buoyed consumer spending, with U.S. consumers now sustaining higher levels of debt than they have in years. In fact, in 2005 U.S. consumers defied expectations by absorbing rising energy prices without substantial decreases in spending. The first months of 2006 saw no significant change in these trends, as both growth and productivity outpaced expectations.

      Going forward, we believe that both the U.S. and the global economy will continue to expand, and our outlook for corporate earnings for 2006 is positive. U.S. markets may remain range-bound so long as the interest rate picture stays uncertain, but by most measures, the markets are trading at reasonable valuations backed by strong fundamentals.

      We want you to know that we value the trust you have placed in Alger. We will continue to look for dynamic, forward-looking companies that are creating the business and marketplaces of tomorrow, bringing growth opportunities to our investors.

      Respectfully submitted,

      /s/ Daniel C. Chung

      Daniel C. Chung
      Chief Investment Officer

      This report and the financial statements contained herein are submitted for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus for the Fund.

      The views of the Funds' management are as of June 8, 2006 and Fund holdings described in this document are as of April 30, 2006; these views and the fund holdings may have changed subsequent to these dates. Nothing in this document should be construed as a recommendation to purchase or sell securities, markets, or industries.

      MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

      INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT (800) 254-3796, OR VISITING OUR WEBSITE AT www.alger.com, OR CONTACTING THE FUND'S DISTRIBUTOR, FRED ALGER & COMPANY, INCORPORATED, 30 MONTGOMERY STREET, JERSEY CITY, NEW JERSEY 07302. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

PORTFOLIO SUMMARY* (UNAUDITED)                                               -3-


                                                                                               SOCIALLY
                                    LARGECAP       SMALLCAP        MIDCAP        CAPITAL      RESPONSIBLE
                                     GROWTH         GROWTH         GROWTH      APPRECIATION     GROWTH
                                 INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL  INSTITUTIONAL    TECHNOLOGY
SECTORS                               FUND           FUND           FUND           FUND           FUND           FUND
-------                          -------------  -------------  -------------  -------------  -------------    ----------
Consumer Discretionary .......         8.0%          15.1%          15.1%          11.1%           8.8%           0.0%
Consumer Staples .............         8.5            1.0            0.5            6.9            5.7            0.0
Energy .......................         5.2            8.1            9.6            8.2            7.7            0.0
Financials ...................        10.4            9.5            9.5            7.8            9.5            0.0
Health Care ..................         5.9           17.5           13.2           13.3           13.4            0.0
Industrials ..................        10.6           13.5           13.5           11.0            5.0            2.6
Information Technology .......        26.8           22.7           27.9           31.0           36.0           94.0
Materials ....................         6.7            3.2            5.9            4.0            3.9            0.0
Telecommunication Services ...         1.2            2.5            1.9            4.8            5.7            1.5
Utilities ....................         0.9            0.0            0.0            0.0            0.0            0.0
Cash and Net Other Assets ....        15.8            6.9            2.9            1.9            4.3            1.9
                                     -----          -----          -----          -----          -----          -----
                                     100.0%         100.0%         100.0%         100.0%         100.0%         100.0%
                                     =====          =====          =====          =====          =====          =====


                                                                                                BALANCED         CORE
                                                                                             INSTITUTIONAL  FIXED-INCOME
SECTORS/SECURITY TYPE                                                                             FUND           FUND
---------------------                                                                        -------------  ------------
Consumer Discretionary ................................................................            5.9%
Consumer Staples ......................................................................            6.3
Energy ................................................................................            3.8
Financials ............................................................................            7.8
Health Care ...........................................................................            4.4
Industrials ...........................................................................            7.8
Information Technology ................................................................           19.6
Materials .............................................................................            5.0
Telecommunication Services ............................................................            0.9
Utilities .............................................................................            0.7
                                                                                                 -----
  Total Common Stocks .................................................................           62.2%
                                                                                                 -----

Corporate Bonds .......................................................................           10.7%          25.8%
Agency Bonds ..........................................................................           11.6           29.6
US Treasury Bonds .....................................................................           10.9           41.4
                                                                                                 -----          -----
  Total Bonds .........................................................................           33.2%          96.8%
                                                                                                 -----          -----

Cash and Net Other Assets .............................................................            4.6%           3.2%
                                                                                                 -----          -----
                                                                                                 100.0%         100.0%
                                                                                                 =====          =====




------------------

  *   Based on Net Assets

THE ALGER INSTITUTIONAL FUNDS                                                -4-
ALGER LARGECAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2006

    SHARES     COMMON STOCKS--84.2%                                       VALUE
   ---------                                                            --------
               AEROSPACE & DEFENSE--1.5%
      23,700   Boeing Company ...................................   $  1,977,765
                                                                    ------------
               BIOTECHNOLOGY--2.3%
      20,350   Biogen Idec Inc.* ................................        912,698
      18,100   Genentech, Inc.* .................................      1,442,751
      13,700   Vertex Pharmaceuticals Incorporated* .............        498,269
                                                                    ------------
                                                                       2,853,718
                                                                    ------------
               CAPITAL MARKETS--1.4%
       6,350   Bear Stearns Companies Inc. ......................        904,939
       6,050   Goldman Sachs Group, Inc. ........................        969,755
                                                                    ------------
                                                                       1,874,694
                                                                    ------------
               CHEMICALS--.6%
      10,900   Air Products and Chemicals, Inc. .................        746,868
                                                                    ------------
               COMMUNICATION EQUIPMENT--4.8%
     143,750   Cisco Systems, Inc.* .............................      3,011,563
      26,850   Corning Incorporated* ............................        741,866
      33,800   Motorola, Inc. ...................................        721,630
      24,000   Nokia Oyj ADR# ...................................        543,840
       9,550   QUALCOMM Inc. ....................................        490,297
                                                                    ------------
                                                                       5,509,196
                                                                    ------------
               COMPUTERS & PERIPHERALS--5.0%
      41,200   Apple Computer, Inc.* ............................      2,900,068
      47,000   Network Appliance, Inc.* .........................      1,742,290
      46,750   Seagate Technology ...............................      1,241,680
                                                                    ------------
                                                                       5,884,038
                                                                    ------------
               DIVERSIFIED FINANCIAL SERVICES--3.0%
      20,600   Citigroup Inc. ...................................      1,028,970
      14,500   Principal Financial Group (The) ..................        743,995
      23,800   Prudential Financial, Inc. .......................      1,859,494
                                                                    ------------
                                                                       3,632,459
                                                                    ------------
               DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
      21,200   ALLTEL Corporation ...............................      1,364,644
                                                                    ------------
               ELECTRIC UTILITIES--.9%
      19,100   Exelon Corporation ...............................      1,031,400
                                                                    ------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS--1.5%
      20,300   Emerson Electric Co. .............................      1,724,485
                                                                    ------------
               ELECTRONICS--1.7%
     103,150   Nintendo Co., Ltd. ADR# ..........................      1,919,384
                                                                    ------------
               ENERGY EQUIPMENT & SERVICES--3.5%
      28,900   National-Oilwell Varco Inc.* .....................      1,993,233
      24,400   Transocean Inc.* .................................      1,978,108
                                                                    ------------
                                                                       3,971,341
                                                                    ------------
               FINANCIAL INFORMATION SERVICES--.4%
      14,750   Genworth Financial Inc. Cl. A ....................        489,700
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS                                                -5-
ALGER LARGECAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

    SHARES     COMMON STOCKS (CONTINUED)                                  VALUE
   ---------                                                            --------
               FINANCIAL SERVICES--2.3%
      69,150   Hong Kong Exchanges & Clearing Limited ...........   $    497,280
      63,150   Janus Capital Group Inc. .........................      1,228,899
      54,800   Schwab (Charles) Corporation (The) ...............        980,920
                                                                    ------------
                                                                       2,707,099
                                                                    ------------
               FOOD PRODUCTS--1.5%
      47,050   Archer-Daniels-Midland Company ...................      1,709,796
                                                                    ------------
               FOOD & STAPLES RETAILING--2.6%
      99,250   CVS Corporation ..................................      2,949,710
                                                                    ------------
               FREIGHT & LOGISTICS--1.5%
      16,350   FedEx Corp. ......................................      1,882,375
                                                                    ------------
               HEALTH CARE PROVIDERS & SERVICES--1.2%
      26,750   Medco Health Solutions, Inc.* ....................      1,423,903
                                                                    ------------
               HOTELS, RESTAURANTS & LEISURE--4.3%
      13,250   Starbucks Corporation* ...........................        493,828
                                                                    ------------
               HOUSEHOLD PRODUCTS--1.8%
      36,456   Procter & Gamble Company .........................      2,122,104
                                                                    ------------
               INDUSTRIAL CONGLOMERATES--2.9%
     103,950   General Electric Company .........................      3,595,631
                                                                    ------------
               INSURANCE--1.7%
      23,450   Hartford Financial Services Group, Inc. (The) ....      2,155,759
                                                                    ------------
               INTERNET & CATALOG RETAIL--4.0%
     100,700   eBay Inc.* .......................................      3,465,087
      45,600   Netflix  Inc.* ...................................      1,351,584
                                                                    ------------
                                                                       4,816,671
                                                                    ------------
               INTERNET SOFTWARE & SERVICES--2.8%
     105,850   Yahoo! Inc. * ....................................      3,469,762
                                                                    ------------
               MACHINERY--1.7%
      25,750   Caterpillar Inc. .................................      1,950,304
                                                                    ------------
               MEDIA--3.6%
      87,050   News Corporation Cl. A ...........................      1,493,778
     151,000   XM Satellite Radio Holdings Inc. Cl. A* ..........      3,053,220
                                                                    ------------
                                                                       4,546,998
                                                                    ------------
               METALS & MINING--7.5%
      23,600   Cameco Corporation ...............................        959,340
      18,000   Freeport-McMoRan Copper & Gold, Inc. Cl. B .......      1,162,440
      61,750   Inco Limited .....................................      3,487,023
      14,750   Peabody Energy Corporation .......................        941,935
      14,100   Phelps Dodge Corporation .........................      1,215,279
      35,550   Vedanta Resources PLC ............................      1,022,063
                                                                    ------------
                                                                       8,788,080
                                                                    ------------
               MULTILINE RETAIL--1.9%
      16,550   Costco Wholesale Corporation* ....................        900,817
      18,650   Federated Department Stores, Inc. ................      1,451,903
                                                                    ------------
                                                                       2,352,720
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS                                                -6-
ALGER LARGECAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

    SHARES     COMMON STOCKS (CONTINUED)                                  VALUE
   ---------                                                            --------
               PHARMACEUTICALS--2.0%
      61,749   Teva Pharmaceutical Industries Ltd. ADR# .........   $  2,500,834
                                                                    ------------
               SAVINGS &  LOANS--.9%
      14,550   Golden West Financial Corp. ......................      1,045,708
                                                                    ------------
               SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT--7.8%
      42,625   Broadcom Corporation Cl. A * .....................      1,752,314
      88,700   Freescale Semiconductor Inc. Cl. A* ..............      2,804,694
      36,000   Marvell Technology Group Ltd.* ...................      2,055,240
      38,000   Rambus Inc.* .....................................      1,475,540
      29,750   Texas Instruments Incorporated ...................      1,032,623
                                                                    ------------
                                                                       9,120,411
                                                                    ------------
               SOFTWARE--.9%
      48,300   Microsoft Corporation ............................      1,166,444
                                                                    ------------
               SPECIALTY RETAIL--1.1%
      31,150   Home Depot, Inc. .................................      1,243,820
                                                                    ------------
               TOBACCO--1.8%
      27,800   Altria Group, Inc. ...............................      2,033,847
                                                                    ------------
               TRANSPORTATION--.8%
      10,700   Textron Inc. .....................................        962,464
                                                                    ------------
               Total Common Stocks
                 (Cost $92,592,448) .............................     96,017,960
                                                                    ------------
  PRINCIPAL
    AMOUNT     SHORT-TERM INVESTMENTS--4.0%
  ----------
               U.S. AGENCY OBLIGATIONS
  $4,547,000   Federal Home Loan Banks, 4.52%, 5/1/06
                 (Cost $4,545,858) ..............................      4,545,858
                                                                    ------------
Total Investments
  (Cost $97,138,306) (a) ..............................    88.2%     100,563,818
Other Assets in Excess of Liabilities .................    11.8       13,438,419
                                                          -----    -------------
Net Assets ............................................   100.0%    $114,002,237
                                                          =====    =============





------------------

*   Non-income producing security.

#   American Depositary Receipts.

(a) At April 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $98,020,698 amounted to $2,543,120 which consisted of aggregate gross unrealized appreciation of $6,164,133 and aggregate gross unrealized depreciation of $3,621,013.

                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS                                                -7-
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2006

    SHARES     COMMON STOCKS--93.1%                                      VALUE
   ---------                                                           --------
               AEROSPACE & DEFENSE--3.2%
      60,350   BE Aerospace, Inc.* .............................   $  1,570,911
      32,500   Esterline Technologies Corporation* .............      1,440,400
      33,200   SI International Inc.* ..........................      1,131,124
                                                                   ------------
                                                                      4,142,435
                                                                   ------------
               AIRLINES--.7%
      66,950   AirTran Holdings, Inc.* .........................        935,961
                                                                   ------------
               APPAREL--1.3%
      55,650   Gymboree Corp.* .................................      1,673,952
                                                                   ------------
               AUTOMOTIVE COMPONENTS--1.2%
      73,300   LKQ Corporation* ................................      1,542,232
                                                                   ------------
               AUTOMOTIVE EQUIPMENT & SERVICES--.7%
      36,250   Tenneco Inc.* ...................................        871,813
                                                                   ------------
               BIOTECHNOLOGY--4.6%
      34,850   Alkermes, Inc. * ................................        748,230
      36,750   Cubist Pharmaceuticals, Inc.* ...................        833,123
      42,850   Keryx Biopharmaceuticals, Inc. * ................        729,735
      74,350   Medarex, Inc.* ..................................        892,943
      23,000   Myogen, Inc.* ...................................        760,380
      42,650   Theravance, Inc.* ...............................      1,196,759
      24,300   Vertex Pharmaceuticals Incorporated* ............        883,791
                                                                   ------------
                                                                      6,044,961
                                                                   ------------
               CAPITAL MARKETS--2.4%
       9,500   Affiliated Managers Group, Inc.* ................        962,350
      17,700   Greenhill & Co., Inc. ...........................      1,255,284
      16,250   National Financial Partners Corporation .........        845,000
                                                                   ------------
                                                                      3,062,634
                                                                   ------------
               CHEMICALS--1.0%
      49,600   Zoltek Companies, Inc.* .........................      1,264,304
                                                                   ------------
               COMMERCIAL BANKS--2.3%
      28,800   Boston Private Financial Holdings, Inc. .........        957,600
      40,850   Signature Bank* .................................      1,444,865
      12,600   Wintrust Financial Corporation ..................        652,050
                                                                   ------------
                                                                      3,054,515
                                                                   ------------
               COMMERCIAL SERVICES & SUPPLIES--4.2%
      31,600   American Reprographics Co.* .....................      1,120,852
      18,050   CoStar Group Inc.* ..............................      1,018,923
      49,350   FTI Consulting, Inc.* ...........................      1,418,319
      38,200   Gevity HR, Inc. .................................        981,357
      41,350   Navigant Consulting, Inc.* ......................        871,658
                                                                   ------------
                                                                      5,411,109
                                                                   ------------

THE ALGER INSTITUTIONAL FUNDS                                                -8-
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
   ---------                                                           --------
               COMMUNICATION EQUIPMENT--1.7%
      59,350   Polycom, Inc.* ..................................   $  1,305,700
      76,500   Powerwave Technologies, Inc.* ...................        852,975
                                                                   ------------
                                                                      2,158,675
                                                                   ------------
               COMPUTER SERVICES--1.7%
     621,000   Internap Network Services Corporation* ..........        813,510
      50,050   Open Solutions Inc.* ............................      1,362,361
                                                                   ------------
                                                                      2,175,871
                                                                   ------------
               COMPUTER TECHNOLOGY--1.4%
      33,850   Atheros Communications* .........................        859,452
      83,800   Secure Computing Corporation* ...................        900,850
                                                                   ------------
                                                                      1,760,302
                                                                   ------------
               COMPUTERS & PERIPHERALS--.6%
     112,850   Mobility Electronics, Inc.* .....................        803,492
                                                                   ------------
               CONSTRUCTION & ENGINEERING--1.0%
      31,900   URS Corporation* ................................      1,373,933
                                                                   ------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
      24,050   Multi-Fineline Electronix, Inc.* ................      1,401,634
                                                                   ------------
               ELECTRONICS: SEMICONDUCTORS/COMPONENTS--.5%
      16,100   Netlogic Microsystems Inc. * ....................        648,347
                                                                   ------------
               ENERGY--1.2%
      32,200   Veritas DGC Inc.* ...............................      1,543,024
                                                                   ------------
               ENERGY EQUIPMENT & SERVICES--1.2%
      21,950   Dril-Quip Inc. ..................................      1,579,961
                                                                   ------------
               FINANCIAL INFORMATION SERVICES--1.0%
      22,600   GFI Group Inc.* .................................      1,285,488
                                                                   ------------
               FOOD & BEVERAGES--1.0%
      49,550   Hain Celestial Group Inc. (The)* ................      1,332,895
                                                                   ------------
               HEALTH CARE EQUIPMENT & SUPPLIES--5.8%
      29,700   ArthroCare Corporation* .........................      1,346,301
      22,300   Haemonetics Corporation* ........................      1,215,349
      27,450   Hologic, Inc.* ..................................      1,308,542
      45,900   Illumina, Inc.* .................................      1,451,817
       5,550   Intuitive Surgical, Inc.* .......................        704,850
      31,100   Ventana Medical Systems, Inc.* ..................      1,514,570
                                                                   ------------
                                                                      7,541,429
                                                                   ------------
               HEALTH CARE PROVIDERS & SERVICES--5.3%
      43,550   Psychiatric Solutions, Inc.* ....................      1,439,763
      34,100   Radiation Therapy Services, Inc.* ...............        871,255
      30,100   Sierra Health Services, Inc.* ...................      1,180,221
      35,350   Sunrise Senior Living Inc.* .....................      1,315,020
      23,900   VCA Antech, Inc.* ...............................        743,051
      31,650   WellCare Health Plans Inc.* .....................      1,325,502
                                                                   ------------
                                                                      6,874,812
                                                                   ------------

THE ALGER INSTITUTIONAL FUNDS                                                -9-
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
   ---------                                                           --------
               HOTELS, RESTAURANTS & LEISURE--2.0%
      36,292   Applebee's International, Inc. ..................   $    842,337
      60,800   Morgans Hotel Group* ............................      1,094,400
      16,400   Orient-Express Hotels Ltd. Cl. A ................        672,400
                                                                   ------------
                                                                      2,609,137
                                                                   ------------
               INSURANCE--1.3%
      40,550   Ohio Casualty Corporation .......................      1,202,308
      16,000   Platinum Underwriters Holdings , Inc. ...........        441,120
                                                                   ------------
                                                                      1,643,428
                                                                   ------------
               INTERNET & CATALOG RETAIL--1.1%
      58,200   Priceline.com Incorporated* .....................      1,422,408
                                                                   ------------
               INTERNET SOFTWARE & SERVICES--5.2%
      72,950   Allscripts Healthcare Solutions, Inc.* ..........      1,242,339
      64,150   DealerTrack Holdings Inc.* ......................      1,430,545
      85,150   Jupitermedia Corporation* .......................      1,500,343
      60,600   Openwave Systems, Inc.* .........................      1,127,765
      43,500   WebEx Communications, Inc.* .....................      1,537,725
                                                                   ------------
                                                                      6,838,717
                                                                   ------------
               IT SERVICES--1.3%
      54,050   Wright Express Corp.* ...........................      1,664,200
                                                                   ------------
               LEISURE & ENTERTAINMENT--1.0%
      41,800   WMS Industries Inc.* ............................      1,306,250
                                                                   ------------
               LEISURE EQUIPMENT & PRODUCTS--.9%
      26,450   LIFE TIME FITNESS, Inc.* ........................      1,211,410
                                                                   ------------
               MACHINERY--4.3%
      19,350   Actuant Corporation Cl. A .......................      1,237,433
      31,125   Bucyrus International, Inc. Cl. A ...............      1,615,698
      18,550   ESCO Technologies Inc.* .........................        940,485
      24,300   Gardner Denver Inc.* ............................      1,811,078
                                                                   ------------
                                                                      5,604,694
                                                                   ------------
               MEDIA--2.7%
      17,100   Focus Media Holding Limited ADR*# ...............      1,032,669
      36,800   NeuStar, Inc. Cl. A* ............................      1,291,680
      69,350   World Wrestling Entertainment, Inc. Cl. A .......      1,202,529
                                                                   ------------
                                                                      3,526,878
                                                                   ------------
               METALS--.8%
      45,800   RBC Bearings, Inc. * ............................      1,085,002
                                                                   ------------
               METALS & MINING--2.2%
     979,750   Breakwater Resources, Ltd.* .....................      1,234,485
     472,250   Paladin Resources Limited* ......................      1,676,488
                                                                   ------------
                                                                      2,910,973
                                                                   ------------

THE ALGER INSTITUTIONAL FUNDS                                               -10-
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
   ---------                                                           --------
               OIL & GAS--4.5%
      25,500   Carrizo Oil & Gas, Inc.* ........................   $    749,190
      20,450   Giant Industries, Inc.* .........................      1,469,945
     120,650   Grey Wolf, Inc.* ................................        941,070
      14,950   Holly Corporation ...............................      1,153,692
      33,164   TODCO Cl. A* ....................................      1,521,233
                                                                   ------------
                                                                      5,835,130
                                                                   ------------
               OIL & GAS EXPLORATION SERVICES--1.2%
     123,400   Petrobank Energy and Resources Ltd.* ............      1,531,394
                                                                   ------------
               PHARMACEUTICAL PREPARATIONS--.8%
      24,800   Adams Respiratory Therapeutics, Inc.* ...........      1,063,672
                                                                   ------------
               REAL ESTATE--.8%
      13,000   Jones Lang LaSalle Incorporated .................      1,101,880
                                                                   ------------
               RESTAURANTS--1.2%
      62,200   McCormick & Schmick's Seafood Restaurants,
                 Inc.* .........................................      1,555,000
                                                                   ------------
               RETAIL--1.1%
      34,150   Phillips-Van Heusen Corporation .................      1,372,830
                                                                   ------------
               ROAD & RAIL--.9%
      26,300   Landstar Systems, Inc. ..........................      1,117,487
                                                                   ------------
               SEMICONDUCTOR CAPITAL EQUIPMENT--1.8%
      32,150   FormFactor Inc.* ................................      1,340,334
      29,800   SiRF Technology Holdings, Inc.* .................      1,017,670
                                                                   ------------
                                                                      2,358,004
                                                                   ------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.3%
      40,600   ATMI, Inc.* .....................................      1,153,040
      31,750   Ikanos Communications* ..........................        588,010
      50,450   Microsemi Corporation* ..........................      1,378,294
      37,150   Tessera Technologies Inc.* ......................      1,191,401
      50,450   Trident Microsystems, Inc.* .....................      1,341,970
                                                                   ------------
                                                                      5,652,715
                                                                   ------------
               SOFTWARE--2.4%
      92,000   Quest Software, Inc. * ..........................      1,583,320
      51,950   VeriFone Holdings Inc.* .........................      1,608,372
                                                                   ------------
                                                                      3,191,692
                                                                   ------------
               SPECIALTY RETAIL--2.5%
      32,750   Aeropostale, Inc.* ..............................      1,005,753
      26,050   AnnTaylor Stores Corporation* ...................        972,447
      40,950   DSW Inc. Cl. A* .................................      1,281,733
                                                                   ------------
                                                                      3,259,933
                                                                   ------------
               TEXTILES, APPAREL & LUXURY GOODS--.5%
      15,100   Deckers Outdoor Corporation* ....................        644,619
                                                                   ------------

THE ALGER INSTITUTIONAL FUNDS                                               -11-
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
   ---------                                                           --------
               THRIFTS & MORTGAGE FINANCE--1.7%
      60,200   Brookline Bancorp, Inc. ........................    $    890,960
      84,600   Flagstar Bancorp, Inc. .........................       1,353,600
                                                                   ------------
                                                                      2,244,560
                                                                   ------------
               WIRELESS TELECOMMUNICATION SERVICES--1.5%
      76,050   SBA Communications Corporation Cl. A* ..........       1,910,376
                                                                   ------------
               Total Common Stocks
                 (Cost $99,806,607) ...........................     121,146,168
   PRINCIPAL
    AMOUNT     SHORT-TERM INVESTMENTS--10.2%
 -----------
               U.S. AGENCY OBLIGATIONS
 $13,300,000   Federal HomeLoan Banks, 4.52%, 5/1/06
                 (Cost $13,296,660) ............................     13,296,660
                                                                   ------------
Total Investments
  (Cost $113,103,267)(a) .............................   103.3%     134,442,828
Liabilities in Excess of Other Assets ................    (3.3)      (4,319,479)
                                                         -----    -------------
Net Assets ...........................................   100.0%    $130,123,349
                                                         =====    =============





------------------

*   Non-income producing security.

#   American Depositary Receipts.

(a) At April 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $113,201,965 amounted to $21,240,863 which consisted of aggregate gross unrealized appreciation of $22,379,039 and aggregate gross unrealized depreciation of $1,138,176.

                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS                                               -12-
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2006

    SHARES     COMMON STOCKS--97.1%                                      VALUE
   ---------                                                           --------
               AEROSPACE & DEFENSE--3.7%
     787,300   BE Aerospace, Inc.* ...........................   $   20,493,419
     483,800   Hexcel Corporation* ...........................       10,687,142
     261,875   L-3 Communications Holdings, Inc. .............       21,395,188
                                                                 --------------
                                                                     52,575,749
                                                                 --------------
               BEVERAGES--.5%
      52,100   Hansen Natural Corporation* ...................        6,744,866
                                                                 --------------
               CAPITAL MARKETS--2.2%
     187,180   Affiliated Managers Group, Inc.* ..............       18,961,334
     232,600   National Financial Partners Corporation .......       12,095,200
                                                                 --------------
                                                                     31,056,534
                                                                 --------------
               CASINOS & RESORTS--.9%
     721,300   Bally Technologies Inc.* ......................       12,911,270
                                                                 --------------
               COMMERCIAL SERVICES & SUPPLIES--7.3%
   1,032,900   Net 1 UEPS Technologies, Inc.* ................       32,391,744
     938,000   Traffic.com, Inc.* ............................        5,881,260
     583,700   Weight Watchers International, Inc. ...........       28,805,596
     806,000   West Corporation* .............................       37,333,920
                                                                 --------------
                                                                    104,412,520
                                                                 --------------
               COMMUNICATION EQUIPMENT--1.5%
   4,310,000   Sonus Networks, Inc.* .........................       21,420,700
                                                                 --------------
               COMPUTERS & PERIPHERALS--4.9%
     343,250   Apple Computer, Inc.* .........................       24,161,368
     922,200   Network Appliance, Inc. * .....................       34,185,954
     272,600   Seagate Technology ............................        7,240,256
     184,300   Western Digital Corporation* ..................        3,877,672
                                                                 --------------
                                                                     69,465,250
                                                                 --------------
               COMPUTER SERVICES--.5%
     666,500   CNET Networks, Inc.* ..........................        7,184,870
                                                                 --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES--.6%
     340,300   Global Crossing Ltd.* .........................        8,381,589
                                                                 --------------
               ELECTRIC AND ELECTRONIC EQUIPMENT--.9%
     286,100   Roper Industries, Inc. ........................       13,578,306
                                                                 --------------
               ELECTRONICS--1.1%
     854,900   Nintendo Co., Ltd. ADR# .......................       15,907,723
                                                                 --------------
               ENERGY EQUIPMENT & SERVICES--4.7%
     311,500   Diamond Offshore Drilling Inc. ................       28,274,855
     558,150   National-Oilwell Varco Inc.* ..................       38,495,606
                                                                 --------------
                                                                     66,770,461
                                                                 --------------
               ENGINEERING--1.2%
     206,810   Jacobs Engineering Group Inc.* ................       17,103,187
                                                                 --------------
               FINANCIAL INFORMATION SERVICES--.7%
     172,200   GFI Group Inc.* ...............................        9,794,736
                                                                 --------------

THE ALGER INSTITUTIONAL FUNDS                                               -13-
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
   ---------                                                           --------
               FINANCIAL SERVICES--4.0%
      29,100   Chicago Mercantile Exchange Holdings Inc. .....   $   13,327,800
     985,900   Hong Kong Exchanges & Clearing Limited ........        7,089,247
   1,477,600   Hudson City Bancorp Inc. ......................       19,814,616
     182,800   International  Securities Exchange,
                 Inc. Cl. A ..................................        8,034,060
     420,100   Janus Capital Group Inc. ......................        8,175,146
                                                                 --------------
                                                                     56,440,869
                                                                 --------------
               HEALTH CARE EQUIPMENT & SUPPLIES--5.1%
     296,200   ArthroCare Corporation* .......................       13,426,746
     385,300   Hologic, Inc.* ................................       18,367,251
     191,900   Intuitive Surgical, Inc.* .....................       24,371,300
     172,100   Mentor Corporation ............................        7,457,093
     488,100   Thoratec Corporation* .........................        8,790,681
                                                                 --------------
                                                                     72,413,071
                                                                 --------------
               HEALTH CARE PROVIDERS & SERVICES--6.5%
     259,400   DaVita, Inc.* .................................       14,593,844
     340,300   Health Net Inc.* ..............................       13,850,210
     329,200   HealthExtras, Inc.* ...........................        9,566,552
     202,500   Medco Health Solutions, Inc.* .................       10,779,075
     584,500   Psychiatric Solutions, Inc.* ..................       19,323,570
     577,600   WellCare Health Plans Inc.* ...................       24,189,888
                                                                 --------------
                                                                     92,303,139
                                                                 --------------
               HOTELS, RESTAURANTS & LEISURE--2.4
     441,000   Orient-Express Hotels Ltd. Cl. A ..............       18,081,000
     145,300   P.F. Chang's China Bistro, Inc.* ..............        6,191,233
     131,300   Wynn Resorts, Limited* ........................        9,993,244
                                                                 --------------
                                                                     34,265,477
                                                                 --------------
               HOUSEHOLD DURABLES--.1%
      18,600   Garmin Ltd. ...................................        1,606,296
                                                                 --------------
               INFORMATION TECHNOLOGY  SERVICES--.8%
   1,401,600   Sapient Corporation* ..........................       10,974,528
                                                                 --------------
               INSURANCE--1.6%
     732,200   Endurance Specialty Holdings Limited ..........       22,668,912
                                                                 --------------
               INTERNET & CATALOG RETAIL--2.2%
   1,085,617   Netflix  Inc.* ................................       32,177,688
                                                                 --------------
               INTERNET SOFTWARE & SERVICES--5.6%
     738,000   Allscripts Healthcare Solutions, Inc.* ........       12,568,140
     633,082   DealerTrack Holdings Inc.* ....................       14,117,729
   1,166,800   Expedia, Inc.* ................................       21,760,820
     492,400   Openwave Systems, Inc.* .......................        9,163,564
     636,500   WebEx Communications, Inc.* ...................       22,500,275
                                                                 --------------
                                                                     80,110,528
                                                                 --------------

THE ALGER INSTITUTIONAL FUNDS                                               -14-
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
   ---------                                                           --------
               IT SERVICES--1.9%
     230,850   SRA International, Inc.* ......................   $    7,391,817
     626,500   Wright Express Corp.* .........................       19,289,935
                                                                 --------------
                                                                     26,681,752
                                                                 --------------
               LEISURE EQUIPMENT & PRODUCTS--1.0%
     306,400   UbiSoft Entertainment SA* .....................       13,968,776
                                                                 --------------
               MACHINERY--4.7%
     197,100   ESCO Technologies Inc.* .......................        9,992,970
     190,400   Manitowoc Company, Inc. .......................        9,441,936
     332,500   Terex Corporation* ............................       28,777,875
     308,300   Trinity Industries, Inc. ......................       19,577,050
                                                                 --------------
                                                                     67,789,831
                                                                 --------------
               MEDIA--3.0%
     307,100   Imax Corporation* .............................        3,061,787
   2,002,550   XM Satellite Radio Holdings Inc. Cl. A* .......       40,491,561
                                                                 --------------
                                                                     43,553,348
                                                                 --------------
               METALS & MINING--8.9%
     573,800   Cameco Corporation ............................       23,324,970
     390,800   Freeport-McMoRan Copper & Gold, Inc. Cl. B ....       25,237,864
     550,500   Inco Limited ..................................       31,086,735
   3,585,600   Paladin Resources Limited* ....................       12,728,880
     302,400   Peabody Energy Corporation ....................       19,311,264
     531,360   Vedanta Resources PLC .........................       15,276,600
                                                                 --------------
                                                                    126,966,313
                                                                 --------------
               OIL & GAS--2.0%
     168,300   Quicksilver Resources Inc.* ...................        6,974,352
     378,700   Southwestern Energy Co. .......................       13,640,774
     138,200   Western Gas Resources, Inc. ...................        7,186,400
                                                                 --------------
                                                                     27,801,526
                                                                 --------------
               PHARMACEUTICALS--.8%
     255,550   Sepracor Inc.* ................................       11,407,752
                                                                 --------------
               REAL ESTATE--1.1%
     190,300   Jones Lang LaSalle Incorporated ...............       16,129,828
                                                                 --------------
               SEMICONDUCTOR CAPITAL EQUIPMENT--.8%
     335,540   SiRF Technology Holdings, Inc.* ...............       11,458,691
                                                                 --------------
               SEMICONDUCTORS--.5%
     794,300   Himax Technologies, Inc. ADR*# ................        7,069,270
                                                                 --------------

THE ALGER INSTITUTIONAL FUNDS                                               -15-
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
   ---------                                                           --------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--7.2%
     443,825   Broadcom Corporation Cl. A * ..................   $   18,245,646
     697,300   Ikanos Communications* ........................       12,913,996
     364,400   Marvell Technology Group Ltd.* ................       20,803,596
     251,100   Microsemi Corporation* ........................        6,860,052
     374,300   Rambus Inc.* ..................................       14,534,069
     543,250   Tessera Technologies Inc.* ....................       17,422,028
     409,800   Xilinx, Inc. ..................................       11,339,166
                                                                 --------------
                                                                    102,118,553
                                                                 --------------
               SOFTWARE--2.7%
   1,272,300   Activision, Inc.* .............................       18,053,937
     657,100   VeriFone Holdings Inc.* .......................       20,343,816
                                                                 --------------
                                                                     38,397,753
                                                                 --------------
               SPECIALTY RETAIL--1.5%
     447,293   Gamestop Corp Cl. A* ..........................       21,112,230
                                                                 --------------
               TEXTILES, APPAREL & LUXURY GOODS--.4%
     422,700   Quiksilver,  Inc.* ............................        5,778,309
                                                                 --------------
               TRANSPORTATION BY AIR--.3%
     129,700   UAL Corporation* ..............................        4,670,497
                                                                 --------------
               WIRELESS TELECOMMUNICATION SERVICES--1.3%
     304,900   NII Holdings Inc. Cl. B* ......................       18,263,510
                                                                 --------------
               Total Common Stocks
                 (Cost $1,268,927,471) .......................    1,383,436,208
   PRINCIPAL
    AMOUNT     SHORT-TERM INVESTMENTS--3.7%
 -----------
               U.S. AGENCY OBLIGATIONS
 $53,077,000   Federal Home Loan Banks, 4.52%, 5/1/06                53,063,672
                 (Cost $53,063,672)                              --------------
Total Investments
  (Cost $1,321,991,143)(a) ..........................   100.8%    1,436,499,880
Liabilities in Excess of Other Assets ...............    (0.8)      (10,830,903)
                                                        -----    --------------
Net Assets ..........................................   100.0%   $1,425,668,977
                                                        =====    ==============





------------------

*   Non-income producing security.

#   American Depositary Receipts.

(a) At April 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,328,677,732 amounted to $107,822,148 which consisted of aggregate gross unrealized appreciation of $162,779,086 and aggregate gross unrealized depreciation of $54,956,938.

                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS                                               -16-
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2006

    SHARES     COMMON STOCKS--98.1%                                      VALUE
   ---------                                                           --------
               AEROSPACE & DEFENSE--2.6%
      59,600   BE Aerospace, Inc.* .............................   $  1,551,388
      47,600   Hexcel Corporation* .............................      1,051,484
      21,900   United Technologies Corporation .................      1,375,539
                                                                   ------------
                                                                      3,978,411
                                                                   ------------
               AIR FREIGHT & LOGISTICS--.5%
      24,800   UTI Worldwide, Inc. .............................        773,512
                                                                   ------------
               BIOTECHNOLOGY--2.8%
      12,700   Amgen Inc. ......................................        859,790
      38,500   DOV Pharmaceutical, Inc.* .......................        313,390
      19,300   Gilead Sciences, Inc. ...........................      1,109,750
      30,900   ImClone Systems Incorporated* ...................      1,115,490
      24,700   Vertex Pharmaceuticals Incorporated* ............        898,339
                                                                   ------------
                                                                      4,296,759
                                                                   ------------
               CAPITAL MARKETS--2.4%
      15,100   Bear Stearns Companies Inc. .....................      2,151,901
      10,000   Goldman Sachs Group, Inc. .......................      1,602,900
                                                                   ------------
                                                                      3,754,801
                                                                   ------------
               CASINOS & RESORTS--.2%
      14,800   Bally Technologies Inc.* ........................        264,920
                                                                   ------------
               COMMERCIAL SERVICES & SUPPLIES--.8%
      33,100   Net 1 UEPS Technologies, Inc.* ..................      1,038,016
      44,000   Traffic.com, Inc.* ..............................        275,880
                                                                   ------------
                                                                      1,313,896
                                                                   ------------
               COMMUNICATION EQUIPMENT--3.0%
      31,600   Comverse Technology, Inc.* ......................        715,740
     106,800   Motorola, Inc. ..................................      2,280,180
      34,350   QUALCOMM Inc. ...................................      1,763,529
                                                                   ------------
                                                                      4,759,449
                                                                   ------------
               COMPUTER SERVICES--.6%
      29,500   Akamai Technologies, Inc.* ......................        993,855
                                                                   ------------
               COMPUTER TECHNOLOGY--.5%
      19,200   NAVTEQ* .........................................        797,184
                                                                   ------------
               COMPUTERS & PERIPHERALS--3.0%
      13,300   Apple Computer, Inc.* ...........................        936,187
      64,000   EMC Corporation* ................................        864,640
      95,400   Mobility Electronics, Inc.* .....................        679,248
      61,500   Network Appliance, Inc. * .......................      2,279,805
                                                                   ------------
                                                                      4,759,880
                                                                   ------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS--.5%
      12,900   Multi-Fineline Electronix, Inc.* ................        751,812
                                                                   ------------

THE ALGER INSTITUTIONAL FUNDS                                               -17-
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
   ---------                                                           --------
               ENERGY EQUIPMENT & SERVICES--3.8%
      43,700   Cooper Cameron Corporation* .....................   $  2,195,488
      33,000   National-Oilwell Varco Inc.* ....................      2,276,010
      18,600   Transocean Inc.* ................................      1,507,902
                                                                   ------------
                                                                      5,979,400
                                                                   ------------
               FINANCIAL INFORMATION SERVICES--1.6%
      63,200   Genworth Financial Inc. Cl. A ...................      2,098,240
       8,000   GFI Group Inc.* .................................        455,040
                                                                   ------------
                                                                      2,553,280
                                                                   ------------
               FINANCIAL SERVICES--1.9%
       2,200   Chicago Mercantile Exchange Holdings Inc. .......      1,007,600
     107,000   Hong Kong Exchanges & Clearing Limited ..........        769,449
      85,700   Hudson City Bancorp Inc. ........................      1,149,237
                                                                   ------------
                                                                      2,926,286
                                                                   ------------
               FREIGHT & LOGISTICS--1.1%
      14,800   FedEx Corp. .....................................      1,703,924
                                                                   ------------
               FOOD & STAPLES RETAILING--2.4%
     127,300   CVS Corporation .................................      3,783,356
                                                                   ------------
               HEALTH CARE EQUIPMENT & SUPPLIES--3.1%
      33,300   Boston Scientific Corporation* ..................        773,892
      35,000   Hologic, Inc.* ..................................      1,668,450
      17,000   St. Jude Medical, Inc.* .........................        671,160
      35,300   Ventana Medical Systems, Inc.* ..................      1,719,110
                                                                   ------------
                                                                      4,832,612
                                                                   ------------
               HEALTH CARE PROVIDERS & SERVICES--3.0%
      50,460   UnitedHealth Group Incorporated .................      2,509,880
      50,100   WellCare Health Plans Inc.* .....................      2,098,188
                                                                   ------------
                                                                      4,608,068
                                                                   ------------
               HOTELS, RESTAURANTS & LEISURE--1.8%
      59,800   GTECH Holdings Corporation ......................      2,042,768
      17,800   MGM MIRAGE ......................................        799,220
                                                                   ------------
                                                                      2,841,988
                                                                   ------------
               HOUSEHOLD PRODUCTS--2.5%
      67,102   Procter & Gamble Company ........................      3,906,007
                                                                   ------------
               INDUSTRIAL CONGLOMERATES--1.7%
      76,900   General Electric Company ........................      2,659,971
                                                                   ------------
               INFORMATION TECHNOLOGY  SERVICES--.5%
      93,400   Sapient Corporation* ............................        731,322
                                                                   ------------
               INSURANCE--1.0%
      49,000   Endurance Specialty Holdings Limited ............      1,517,040
                                                                   ------------
               INTERNET & CATALOG RETAIL--1.1%
      49,000   eBay Inc.* ......................................      1,686,090
                                                                   ------------

THE ALGER INSTITUTIONAL FUNDS                                               -18-
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
   ---------                                                           --------
               INTERNET SOFTWARE & SERVICES--6.5%
      35,400   DealerTrack Holdings Inc.* ......................   $    789,420
       6,900   Google Inc. Cl. A* ..............................      2,883,786
         400   Netease.com Inc. ADR*# ..........................          8,672
      75,400   Openwave Systems, Inc.* .........................      1,403,194
     154,100   Yahoo! Inc. * ...................................      5,051,398
                                                                   ------------
                                                                     10,136,470
                                                                   ------------
               IT SERVICES--.8%
      38,400   Wright Express Corp.* ...........................      1,182,336
                                                                   ------------
               MACHINERY--2.4%
      10,200   Caterpillar Inc. ................................        772,548
      15,700   ESCO Technologies Inc.* .........................        795,990
      25,600   Terex Corporation* ..............................      2,215,680
                                                                   ------------
                                                                      3,784,218
                                                                   ------------
               MEDIA--2.7%
      22,000   Focus Media Holding Limited ADR*# ...............      1,328,580
      45,100   NeuStar, Inc. Cl. A* ............................      1,583,010
      64,700   XM Satellite Radio Holdings Inc. Cl. A* .........      1,308,234
                                                                   ------------
                                                                      4,219,824
                                                                   ------------
               MEDICAL PRODUCTS--.3%
      19,200   Par Pharmaceutical Companys Inc.* ...............        494,400
                                                                   ------------
               METALS & MINING--4.0%
   1,336,700   Breakwater Resources, Ltd.* .....................      1,684,242
      44,000   Inco Limited ....................................      2,484,680
     583,900   Paladin Resources Limited* ......................      2,072,845
                                                                   ------------
                                                                      6,241,767
                                                                   ------------
               MULTILINE RETAIL--4.3%
      25,600   Federated Department Stores, Inc. ...............      1,992,960
      83,300   Kohl's Corporation* .............................      4,651,472
                                                                   ------------
                                                                      6,644,432
                                                                   ------------
               OIL & GAS--4.1%
      62,800   Exxon Mobil Corporation .........................      3,961,424
      15,800   Talisman Energy Inc. ............................        892,384
      23,600   Valero Energy Corporation .......................      1,527,864
                                                                   ------------
                                                                      6,381,672
                                                                   ------------
               OIL & GAS EXPLORATION SERVICES--.3%
      30,800   Petrobank Energy and Resources Ltd.* ............        382,228
                                                                   ------------
               PHARMACEUTICAL PREPARATIONS--1.7%
      62,300   Adams Respiratory Therapeutics, Inc.* ...........      2,672,047
                                                                   ------------
               PHARMACEUTICALS--2.5%
      31,500   Novartis AG ADR# ................................      1,811,565
      52,452   Teva Pharmaceutical Industries Ltd. ADR# ........      2,124,306
                                                                   ------------
                                                                      3,935,871
                                                                   ------------

THE ALGER INSTITUTIONAL FUNDS                                               -19-
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
   ---------                                                           --------
               ROAD & RAIL--.5%
       8,800   Burlington Northern Santa Fe Corporation ........   $    699,864
                                                                   ------------
               SAVINGS &  LOANS--.9%
      18,770   Golden West Financial Corp. .....................      1,349,000
                                                                   ------------
               SEMICONDUCTOR CAPITAL EQUIPMENT--1.9%
      70,900   FormFactor Inc.* ................................      2,955,821
                                                                   ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--5.7%
     502,400   Applied Micro Circuits Corporation* .............      1,843,808
       1,900   ATMI, Inc.* .....................................         53,960
      31,050   Broadcom Corporation Cl. A * ....................      1,276,466
      23,400   Marvell Technology Group Ltd.* ..................      1,335,906
      83,800   Tessera Technologies Inc.* ......................      2,687,466
      64,600   Trident Microsystems, Inc.* .....................      1,718,360
                                                                   ------------
                                                                      8,915,966
                                                                   ------------
               SOFTWARE--6.0%
      30,000   Electronic Arts Inc.* ...........................      1,704,000
     159,000   Microsoft Corporation ...........................      3,839,850
      58,100   Oracle Corporation* .............................        847,679
      96,750   VeriFone Holdings Inc.* .........................      2,995,380
                                                                   ------------
                                                                      9,386,909
                                                                   ------------
               SPECIALTY RETAIL--2.6%
      27,500   Abercrombie & Fitch Co. Cl. A ...................      1,670,075
      18,900   Lowe's Companies,  Inc. .........................      1,191,645
      45,300   PETsMART, Inc. ..................................      1,252,998
                                                                   ------------
                                                                      4,114,718
                                                                   ------------
               TEXTILES, APPAREL & LUXURY GOODS--.5%
      55,600   Quiksilver,  Inc.* ..............................        760,052
                                                                   ------------
               TOBACCO--2.0%
      42,300   Altria Group, Inc. ..............................      3,094,668
                                                                   ------------
               TRANSPORTATION--2.2%
      38,600   Textron Inc. ....................................      3,472,070
                                                                   ------------
               WIRELESS TELECOMMUNICATION SERVICES--3.8%
      36,900   America Movil S.A. de C.V. Series L ADR# ........      1,361,979
      61,669   American Tower Corporation Cl. A* ...............      2,105,380
      41,200   NII Holdings Inc. Cl. B* ........................      2,467,880
                                                                   ------------
                                                                      5,935,239
                                                                   ------------
               Total Common Stocks
                 (Cost $138,083,172) ...........................    152,933,395
                                                                   ------------

                                                                            -20-
THE ALGER INSTITUTIONAL FUNDS
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30 2006

   PRINCIPAL
    AMOUNT     SHORT-TERM INVESTMENTS--3.8%                              VALUE
  ----------                                                           --------
               U.S. AGENCY OBLIGATIONS
  $5,944,000   Federal  Home Loan  Banks, 4.52%, 5/1/06
                 (Cost $5,942,507) .............................   $  5,942,507
                                                                   ------------
Total Investments
   (Cost $144,025,679) (a) ............................   101.9%    158,875,902
Liabilities in Excess of Other Assets .................    (1.9)     (3,043,039)
                                                          -----    -------------
Net Assets ............................................   100.0%   $155,832,863
                                                          =====    ============





------------------

*   Non-income producing securities.

#   American Depositary Receipts.

a) At April 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $144,081,536, amounted to $14,794,366, which consisted of aggregate gross unrealized appreciation of $17,972,872 and aggregate gross unrealized depreciation of $3,178,506.

                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS                                               -21-
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2006

    SHARES     COMMON STOCKS--62.2%                                       VALUE
   ---------                                                            --------
               AEROSPACE & DEFENSE--1.2%
         290   Boeing Company .....................................   $   24,201
                                                                      ----------
               BIOTECHNOLOGY--1.8%
         250   Biogen Idec Inc.* ..................................       11,213
         220   Genentech, Inc.* ...................................       17,536
         170   Vertex Pharmaceuticals Incorporated* ...............        6,183
                                                                      ----------
                                                                          34,932
                                                                      ----------
               CAPITAL MARKETS--1.2%
          85   Bear Stearns Companies Inc. ........................       12,113
          75   Goldman Sachs Group, Inc. ..........................       12,022
                                                                      ----------
                                                                          24,135
                                                                      ----------
               CHEMICALS--.5%
         135   Air Products and Chemicals, Inc. ...................        9,250
                                                                      ----------
               COMMUNICATION EQUIPMENT--3.6%
       1,760   Cisco Systems, Inc.* ...............................       36,872
         340   Corning Incorporated* ..............................        9,394
         410   Motorola, Inc. .....................................        8,754
         290   Nokia Oyj ADR# .....................................        6,571
         120   QUALCOMM Inc. ......................................        6,161
                                                                      ----------
                                                                          67,752
                                                                      ----------
               COMPUTERS & PERIPHERALS--3.8%
         500   Apple Computer, Inc.* ..............................       35,195
         570   Network Appliance, Inc. * ..........................       21,130
         590   Seagate Technology .................................       15,670
                                                                      ----------
                                                                          71,995
                                                                      ----------
               DIVERSIFIED FINANCIAL SERVICES--2.4%
         255   Citigroup Inc. .....................................       12,737
         180   Principal Financial Group (The) ....................        9,236
         310   Prudential Financial, Inc. .........................       24,220
                                                                      ----------
                                                                          46,193
                                                                      ----------
               DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
         280   ALLTEL Corporation .................................       18,024
                                                                      ----------
               ELECTRIC UTILITIES--.7%
         230   Exelon Corporation .................................       12,420
                                                                      ----------
               ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
         260   Emerson Electric Co. ...............................       22,087
                                                                      ----------
               ELECTRONICS--1.3%
       1,305   Nintendo Co., Ltd. ADR#                                    24,283
                                                                      ----------
               ENERGY EQUIPMENT & SERVICES--2.6%
         360   National-Oilwell Varco Inc.* .......................       24,829
         305   Transocean Inc.* ...................................       24,727
                                                                      ----------
                                                                          49,556
                                                                      ----------

THE ALGER INSTITUTIONAL FUNDS                                               -22-
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

    SHARES     COMMON STOCKS (CONTINUED)                                  VALUE
   ---------                                                            --------
               FINANCIAL INFORMATION SERVICES--.3%
         180   Genworth Financial Inc. Cl. A ......................   $    5,976
                                                                      ----------
               FINANCIAL SERVICES--1.8%
         830   Hong Kong Exchanges & Clearing Limited .............        5,968
         795   Janus Capital Group Inc. ...........................       15,471
         685   Schwab (Charles) Corporation (The) .................       12,262
                                                                      ----------
                                                                          33,701
                                                                      ----------
               FOOD & STAPLES RETAILING--1.9%
       1,240   CVS Corporation ....................................       36,853
                                                                      ----------
               FOOD PRODUCTS--1.1%
         575   Archer-Daniels-Midland Company .....................       20,896
                                                                      ----------
               FREIGHT & LOGISTICS--1.2%
         200   FedEx Corp. ........................................       23,026
                                                                      ----------
               HEALTH CARE PROVIDERS & SERVICES--1.0%
         340   Medco Health Solutions, Inc.* ......................       18,098
                                                                      ----------
               HOTELS, RESTAURANTS & LEISURE--.3%
         155   Starbucks Corporation* .............................        5,777
                                                                      ----------
               HOUSEHOLD PRODUCTS--1.4%
         471   Procter & Gamble Company ...........................       27,417
                                                                      ----------
               INDUSTRIAL CONGLOMERATES--2.3%
       1,255   General Electric Company ...........................       43,410
                                                                      ----------
               INSURANCE--1.4%
         285   Hartford Financial Services Group, Inc. (The) ......       26,200
                                                                      ----------
               INTERNET & CATALOG RETAIL--3.1%
       1,230   eBay Inc.* .........................................       42,324
         550   Netflix Inc.* ......................................       16,302
                                                                      ----------
                                                                          58,626
                                                                      ----------
               INTERNET SOFTWARE & SERVICES--2.2%
       1,275   Yahoo! Inc. * ......................................       41,795
                                                                      ----------
               MACHINERY--1.2%
         310   Caterpillar Inc. ...................................       23,479
                                                                      ----------
               MEDIA--3.0%
       1,090   News Corporation Cl. A .............................       18,704
       1,905   XM Satellite Radio Holdings Inc. Cl. A* ............       38,519
                                                                      ----------
                                                                          57,223
                                                                      ----------
               METALS & MINING--5.7%
         285   Cameco Corporation .................................       11,585
         230   Freeport-McMoRan Copper & Gold, Inc. Cl. B .........       14,853
         750   Inco Limited .......................................       42,353
         175   Peabody Energy Corporation .........................       11,176
         170   Phelps Dodge Corporation ...........................       14,652
         470   Vedanta Resources Plc ..............................       13,513
                                                                      ----------
                                                                         108,132
                                                                      ----------

THE ALGER INSTITUTIONAL FUNDS                                               -23-
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

    SHARES     COMMON STOCKS (CONTINUED)                                  VALUE
   ---------                                                            --------
               MULTILINE RETAIL--1.5%
         200   Costco Wholesale Corporation* ......................   $   10,886
         225   Federated Department Stores, Inc. ..................       17,516
                                                                      ----------
                                                                          28,402
                                                                      ----------
               PHARMACEUTICALS--1.6%
         744   Teva Pharmaceutical Industries Ltd. ADR# ...........       30,132
                                                                      ----------
               SAVINGS & LOANS--.7%
         180   Golden West Financial Corp. ........................       12,937
                                                                      ----------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.9%
         535   Broadcom Corporation Cl. A* ........................       21,993
       1,080   Freescale Semiconductor Inc. Cl. A* ................       34,150
         435   Marvell Technology Group Ltd.* .....................       24,833
         465   Rambus Inc.* .......................................       18,055
         375   Texas Instruments Incorporated .....................       13,016
                                                                      ----------
                                                                         112,047
                                                                      ----------
               SOFTWARE--.8%
         610   Microsoft Corporation ..............................       14,732
                                                                      ----------
               SPECIALTY RETAIL--.8%
         390   Home Depot, Inc. ...................................       15,573
                                                                      ----------
               TOBACCO--1.3%
         330   Altria Group, Inc. .................................       24,143
                                                                      ----------
               TRANSPORTATION--.6%
         130   Textron Inc. .......................................       11,694
                                                                      ----------
               Total Common Stocks
                 (Cost $1,144,960) ................................    1,185,097
                                                                      ----------
    PRINCIPAL
     AMOUNT    CORPORATE BONDS--10.7%
    ---------
               AEROSPACE & DEFENSE--.5%
     $ 3,000   Alliant Techsystems Inc., 6.75%, 4/1/16 ............        2,970
       6,192   Systems 2001 Asset Trust Cl. G, 6.66%, 9/15/13(a) ..        6,424
                                                                      ----------
                                                                           9,394
                                                                      ----------
               APPAREL--.3%
       5,000   Levi Strauss & Co., 8.875%, 4/1/16(a) ..............        5,038
                                                                      ----------
               AUTOMOTIVE EQUIPMENT & SERVICES--.2%
       3,000   Tenneco Inc., 8.625%, 11/15/14(a) ..................        3,053
                                                                      ----------
               AUTOMOTIVE--.5%
      10,000   Honda Auto Receivables Owner Trust, 5.07%, 2/18/10 .        9,973
                                                                      ----------
               BUSINESS SERVICES--.3%
       5,000   Preferred Term XXI, 5.71%, 3/22/38(a) ..............        4,927
                                                                      ----------
               CAPITAL MARKETS--1.0%
      10,000   Goldman Sachs Group, Inc., 4.75%, 7/15/13 ..........        9,406
      10,000   J.P. Morgan Chase & Co., 4.60%, 1/17/11 ............        9,614
                                                                      ----------
                                                                          19,020
                                                                      ----------

THE ALGER INSTITUTIONAL FUNDS                                               -24-
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

    PRINCIPAL
     AMOUNT    CORPORATE BONDS (CONTINUED)                                VALUE
    ---------                                                           --------
               COMMERCIAL BANKS--.6%
     $ 4,000   Associates Corp. North America, 6.95%, 11/1/18 .....   $    4,371
       8,000   First Tennessee Bank , 5.65%, 4/1/16 ...............        7,787
                                                                      ----------
                                                                          12,158
                                                                      ----------
               ELECTRIC UTILITIES--.5%
       5,000   General Electric Capital Corp., 5.50%, 4/28/11 .....        5,008
       5,000   Sierra Pacific Power Company, 6.00%, 5/15/16(a) ....        4,868
                                                                      ----------
                                                                           9,876
                                                                      ----------
               ELECTRONIC EQUIPMENT & INSTRUMENTS--.3%
       5,000   GE Equipment Small Ticket, 4.88%, 10/22/09(a) ......        4,965
                                                                      ----------
               ELECTRONICS--.3%
       5,000   Centerpoint Energy Transition Bond Company,
                 4.97%, 8/1/14 ....................................        4,923
                                                                      ----------
               ENERGY--.3%
       5,000   Encana Holdings Financial Corp., 5.80%, 5/1/14 .....        4,980
                                                                      ----------
               FINANCE--.4%
       2,000   Residential Capital, 6.50%, 4/17/13 ................        1,996
       5,000   SLM Corp., 5.45%, 4/25/11 ..........................        4,971
                                                                      ----------
                                                                           6,967
                                                                      ----------
               FINANCIAL SERVICES--.5%
       5,000   HSBC Bank USA, 5.625%, 8/15/35 .....................        4,510
       5,000   Jefferies Group, Inc., 6.25%, 1/15/36 ..............        4,583
                                                                      ----------
                                                                           9,093
                                                                      ----------
               FOOD & STAPLES RETAILING--.3%
       5,000   CVS Corporation, 4.875%, 9/15/14 ...................        4,651
                                                                      ----------
               HEALTH CARE PROVIDERS & SERVICES--.5%
       5,000   Omnicare, Inc., 6.75%, 12/15/13 ....................        4,969
       5,000   UnitedHealth Group, 5.375%, 3/15/16 ................        4,807
                                                                      ----------
                                                                           9,776
                                                                      ----------
               HOTELS, RESTAURANTS & LEISURE--.7%
       8,000   Boyd Gaming Corp., 7.125%, 2/1/16 ..................        8,050
       5,000   MGM MIRAGE, 6.75%, 4/1/13(a) .......................        4,950
                                                                      ----------
                                                                          13,000
                                                                      ----------
               INSURANCE--.8%
      10,000   Franklin Auto Trust Series 2005-1, 4.91%, 4/20/10 ..        9,939
       5,000   The Chubb Corporation, 4.93%, 11/16/07 .............        4,965
                                                                      ----------
                                                                          14,904
                                                                      ----------
               MACHINERY--.7%
       5,000   CNH Equipment Trust, 5.20%, 8/16/10 ................        4,991
       7,000   The Manitowoc Co., Inc., 7.125%, 11/1/13 ...........        7,193
                                                                      ----------
                                                                          12,184
                                                                      ----------

THE ALGER INSTITUTIONAL FUNDS                                               -25-
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

    PRINCIPAL
     AMOUNT    CORPORATE BONDS (CONTINUED)                                VALUE
    ---------                                                           --------
               MEDIA--.4%
     $ 5,000   Clear Channel Communications, Inc. Senior Notes,
                 5.75%, 1/15/13 ...................................   $    4,755
       2,000   Liberty Media Corporation Floating Rate Note,
                 6.41%, 9/17/06 ...................................        2,010
                                                                      ----------
                                                                           6,765
                                                                      ----------
               METAL FABRICATING--.3%
       5,000   Timken Co., 5.75%, 2/15/10 .........................        4,924
                                                                      ----------
               METALS & MINING--.3%
       5,000   Alcan Inc., 5.00%, 6/1/15 ..........................        4,671
                                                                      ----------
               OIL & GAS--.1%
       3,000   Inergy LP, 8.25%, 3/1/26(a) ........................        3,098
                                                                      ----------
               OIL AND GAS EXTRACTION--.3%
       5,000   Enterprise Products Partners L.P., 6.875%, 3/1/33 ..        4,998
                                                                      ----------
               REAL ESTATE--.2%
       5,000   ProLogis, 5.75%, 4/1/16 ............................        4,878
                                                                      ----------
               SOFTWARE--.2%
       5,000   Oracle Corporation, 5.25%, 1/15/16(a) ..............        4,735
                                                                      ----------
               SPECIALTY RETAIL--.3%
       5,000   Home Depot, Inc., 5.20%, 3/1/11 ....................        4,955
                                                                      ----------
               WIRELESS TELECOMMUNICATION SERVICES--.2%
       5,000   Vodafone Group PLC, 5.50%, 6/15/11 .................        4,950
                                                                      ----------
               Total Corporate Bonds
                 (Cost $206,209) ..................................      202,856
                                                                      ----------
               U.S. GOVERNMENT & AGENCY OBLIGATIONS--22.5%
               Federal National Mortgage Association,
      20,000     4.25%, 7/15/07 ...................................       19,790
       7,000     3.25%, 8/15/08 ...................................        6,721
       5,000     4.25%, 5/15/09 ...................................        4,881
       5,000     4.01%, 10/21/09 ..................................        4,820
      20,000     4.75%, 4/19/10 ...................................       19,586
      10,000     5.00%, 4/19/10 ...................................        9,928
      15,000     4.125%, 4/15/14 ..................................       13,872
       9,646     6.00%, 1/25/15 ...................................        9,728
       4,742     5.00%, 4/1/18 ....................................        4,628
       5,000     5.00%, 1/25/20 ...................................        4,896
       4,953     5.75%, 9/25/20 ...................................        4,908
       5,000     6.625%, 11/15/30 .................................        5,727
      10,000     6.00%, 4/25/35 ...................................        9,847
               Final Maturity Amortizing Notes
       7,364     4.80%, 4/25/10 ...................................        7,228
               Federal Home Loan Mortgage Corporation,
      15,000     4.30%, 2/3/11 ....................................       14,290
       5,000     5.125%, 12/15/13 .................................        4,856
      10,000     4.50%, 1/15/14 ...................................        9,502
       9,434     5.50%, 11/15/14 ..................................        9,413

THE ALGER INSTITUTIONAL FUNDS                                               -26-
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

    PRINCIPAL
     AMOUNT    U.S. GOVERNMENT &AGENCY OBLIGATIONS (CONTINUED)            VALUE
    ---------                                                           --------
               Federal Home Loan Mortgage Corporation (Continued)
     $ 4,787     5.00%, 4/15/16 ...................................   $    4,739
       9,709     5.50%, 7/15/16 ...................................        9,662
       3,525     5.00%, 8/15/16 ...................................        3,447
      10,000     5.75%, 12/15/18 ..................................        9,963
      10,000     5.00%, 10/15/28 ..................................        9,734
       5,000     5.50%, 10/15/31 ..................................        4,855
       5,000     5.00%, 9/15/33 ...................................        4,879
               Federal Home Loan Bank,
      10,000     5.50%, 5/18/15 ...................................        9,773
               U.S. Treasury Bonds,
       5,000     7.50%, 11/15/16 ..................................        5,953
      52,000     5.375%, 2/15/31 ..................................       52,796
               U.S. Treasury Notes,
      10,000     3.75%, 3/31/07 ...................................        9,896
      73,000     3.25%, 8/15/07 ...................................       71,523
      20,000     3.00%, 11/15/07 ..................................       19,448
       5,000     3.125%, 9/15/08 ..................................        4,807
      20,000     3.50%, 11/15/09 ..................................       19,106
      10,000     4.25%, 8/15/13 ...................................        9,542
      10,000     4.75%, 5/15/14 ...................................        9,816
       5,000     4.50%, 2/15/16 ...................................        4,784
                                                                      ----------
               Total U.S. Government & Agency Obligations
                 (Cost $440,107) ..................................      429,344
                                                                      ----------
Total Investments
  (Cost $1,791,276)(b) ...................................    95.4%    1,817,297
Other Assets in Excess of Liabilities ....................     4.6        87,561
                                                             -----    ----------
Net Assets ...............................................   100.0%   $1,904,858
                                                             =====    ==========





------------------

*   Non-income producing security.

#   American Depositary Receipts.

(a) Pursuant to Securites and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified instituitonal buyers. These securities are deemed to be liquid and represent 2.2% of net assets of the Fund.

(b) At April 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,795,113 amounted to $22,184 which consisted of aggregate gross unrealized appreciation of $74,956 and aggregate gross unrealized depreciation of $52,772.

                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS                                               -27-
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2006

    SHARES     COMMON STOCKS--95.7%                                      VALUE
   ---------                                                           --------
               AIR FREIGHT & LOGISTICS--.5%
         415   UTI Worldwide, Inc. ...............................   $   12,944
                                                                     ----------
               AEROSPACE & DEFENSE--.9%
         895   BE Aerospace, Inc.* ...............................       23,297
                                                                     ----------
               BIOTECHNOLOGY--2.4%
         165   Amgen Inc. ........................................       11,171
         330   Gilead Sciences, Inc. .............................       18,975
         470   ImClone Systems Incorporated* .....................       16,967
         465   Vertex Pharmaceuticals Incorporated* ..............       16,912
                                                                     ----------
                                                                         64,025
                                                                     ----------
               CAPITAL MARKETS--2.1%
         230   Bear Stearns Companies Inc. .......................       32,777
         145   Goldman Sachs Group, Inc. .........................       23,242
                                                                     ----------
                                                                         56,019
                                                                     ----------
               COMMERCIAL SERVICES & SUPPLIES--.8%
         535   Net 1 UEPS Technologies, Inc.* ....................       16,778
         685   Traffic.com, Inc.* ................................        4,295
                                                                     ----------
                                                                         21,073
                                                                     ----------
               COMMUNICATION EQUIPMENT--2.8%
         560   Comverse Technology, Inc.* ........................       12,684
       1,655   Motorola, Inc. ....................................       35,334
         515   QUALCOMM Inc. .....................................       26,440
                                                                     ----------
                                                                         74,458
                                                                     ----------
               COMMUNICATION TECHNOLOGY--.8%
         800   Nextel Partners, Inc. Cl. A* ......................       22,672
                                                                     ----------
               COMPUTERS & PERIPHERALS--3.1%
         215   Apple Computer, Inc.* .............................       15,134
       1,225   EMC Corporation* ..................................       16,550
       2,045   Mobility Electronics, Inc.* .......................       14,560
         970   Network Appliance, Inc. * .........................       35,958
                                                                     ----------
                                                                         82,202
                                                                     ----------
               COMPUTER SERVICES--.7%
         544   Akamai Technologies, Inc.* ........................       18,327
                                                                     ----------
               COMPUTER TECHNOLOGY--.5%
         300   NAVTEQ* ...........................................       12,456
                                                                     ----------
               DIVERSIFIED FINANCIAL SERVICES--1.0%
         335   Prudential Financial, Inc. ........................       26,174
                                                                     ----------
               ELECTRONIC EQUIPMENT & INSTRUMENTS--.6%
         260   Multi--Fineline Electronix, Inc.* .................       15,153
                                                                     ----------
               ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS--2.1%
       4,150   PLX Technology, Inc. * ............................       55,071
                                                                     ----------

THE ALGER INSTITUTIONAL FUNDS                                               -28-
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
   ---------                                                           --------
               ENERGY EQUIPMENT & SERVICES--3.7%
         775   Cooper Cameron Corporation* .......................   $   38,936
         495   National-Oilwell Varco Inc.* ......................       34,140
         195   Suntech Power Holdings Co., Ltd. ADR*# ............        6,687
         250   Transocean Inc.* ..................................       20,268
                                                                     ----------
                                                                        100,031
                                                                     ----------
               FINANCIAL INFORMATION SERVICES--2.1%
       1,090   Genworth Financial Inc. Cl. A .....................       36,188
         345   GFI Group Inc.* ...................................       19,624
                                                                     ----------
                                                                         55,812
                                                                     ----------
               FINANCIAL SERVICES--2.0%
          35   Chicago Mercantile Exchange Holdings Inc. .........       16,030
       1,710   Hong Kong Exchanges & Clearing Limited ............       12,296
       1,255   Hudson City Bancorp Inc. ..........................       16,830
         200   International  Securities Exchange, Inc. Cl. A ....        8,790
                                                                     ----------
                                                                         53,946
                                                                     ----------
               FOOD & STAPLES RETAILING--3.0%
       2,685   CVS Corporation ...................................       79,798
                                                                     ----------
               FREIGHT & LOGISTICS--.6%
         150   FedEx Corp. .......................................       17,270
                                                                     ----------
               HEALTH CARE EQUIPMENT & SUPPLIES--3.1%
         610   Boston Scientific Corporation* ....................       14,176
         510   Hologic, Inc.* ....................................       24,312
         285   St. Jude Medical, Inc.* ...........................       11,252
         665   Ventana Medical Systems, Inc.* ....................       32,386
                                                                     ----------
                                                                         82,126
                                                                     ----------
               HEALTH CARE PROVIDERS & SERVICES--3.3%
       1,130   UnitedHealth Group Incorporated ...................       56,206
         755   WellCare Health Plans Inc.* .......................       31,619
                                                                     ----------
                                                                         87,825
                                                                     ----------
               HOUSEHOLD PRODUCTS--2.7%
       1,244   Procter & Gamble Company ..........................       72,413
                                                                     ----------
               INFORMATION TECHNOLOGY  SERVICES--.5%
       1,615   Sapient Corporation* ..............................       12,645
                                                                     ----------
               INSURANCE--1.4%
         250   American International Group, Inc. ................       16,313
         710   Endurance Specialty Holdings Limited ..............       21,982
                                                                     ----------
                                                                         38,295
                                                                     ----------
               INTERNET & CATALOG RETAIL--.9%
         710   eBay Inc.* ........................................       24,431
                                                                     ----------

THE ALGER INSTITUTIONAL FUNDS                                               -29-
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
   ---------                                                           --------
               INTERNET SOFTWARE & SERVICES--8.0%
         515   DealerTrack Holdings Inc.* ........................   $   11,485
         120   Google Inc. Cl. A* ................................       50,153
       1,490   Jupitermedia Corporation* .........................       26,254
         150   Netease.com Inc. ADR*# ............................        3,252
       1,295   Openwave Systems, Inc.* ...........................       24,100
       3,035   Yahoo! Inc. * .....................................       99,487
                                                                     ----------
                                                                        214,731
                                                                     ----------
               IT SERVICES--1.9%
       1,615   Wright Express Corp.* .............................       49,726
                                                                     ----------
               MACHINERY--2.3%
         170   Caterpillar Inc. ..................................       12,876
         305   ESCO Technologies Inc.* ...........................       15,464
         385   Terex Corporation* ................................       33,322
                                                                     ----------
                                                                         61,662
                                                                     ----------
               MEDIA--2.5%
         350   Focus Media Holding Limited ADR*# .................       21,137
         755   NeuStar, Inc. Cl. A* ..............................       26,501
         935   XM Satellite Radio Holdings Inc. Cl. A* ...........       18,906
                                                                     ----------
                                                                         66,544
                                                                     ----------
               MEDICAL PRODUCTS--.3%
         365   Par Pharmaceutical Company's Inc.* ................        9,399
                                                                     ----------
               METALS & MINING--3.9%
      23,115   Breakwater Resources, Ltd.* .......................       29,125
         775   Inco Limited ......................................       43,764
       8,600   Paladin Resources Limited* ........................       30,530
                                                                     ----------
                                                                        103,419
                                                                     ----------
               MULTILINE RETAIL--4.5%
         455   Federated Department Stores, Inc. .................       35,422
       1,545   Kohl's Corporation* ...............................       86,273
                                                                     ----------
                                                                        121,695
                                                                     ----------
               OIL & GAS--4.3%
       1,110   Exxon Mobil Corporation ...........................       70,019
         300   Talisman Energy Inc. ..............................       16,944
         445   Valero Energy Corporation .........................       28,809
                                                                     ----------
                                                                        115,772
                                                                     ----------
               OIL & GAS EXPLORATION SERVICES--.8%
       1,735   Petrobank Energy and Resources Ltd.* ..............       21,531
                                                                     ----------
               PHARMACEUTICAL PREPARATIONS--2.1%
       1,280   Adams Respiratory Therapeutics, Inc.* .............       54,899
                                                                     ----------
               PHARMACEUTICALS--2.2%
         485   Novartis AG ADR# ..................................       27,892
         790   Teva Pharmaceutical Industries Ltd. ADR# ..........       31,995
                                                                     ----------
                                                                         59,887
                                                                     ----------

THE ALGER INSTITUTIONAL FUNDS                                               -30-
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
   ---------                                                           --------
               ROAD & RAIL--.3%
         115   Burlington Northern Santa Fe Corporation ..........   $    9,146
                                                                     ----------
               SAVINGS &  LOANS--1.0%
         360   Golden West Financial Corp. .......................       25,873
                                                                     ----------
               SEMICONDUCTOR CAPITAL EQUIPMENT--2.0%
       1,285   FormFactor Inc.* ..................................       53,572
                                                                     ----------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--6.0%
       8,420   Applied Micro Circuits Corporation* ...............       30,901
          60   ATMI, Inc.* .......................................        1,704
         570   Broadcom Corporation Cl. A * ......................       23,433
         375   Marvell Technology Group Ltd.* ....................       21,409
       1,255   Tessera Technologies Inc.* ........................       40,248
       1,185   Trident Microsystems, Inc.* .......................       31,521
       1,100   Ultra Clean Holdings, Inc.* .......................        9,856
                                                                     ----------
                                                                        159,072
                                                                     ----------
               SOFTWARE--5.4%
         455   Electronic Arts Inc.* .............................       25,844
       2,360   Microsoft Corporation .............................       56,994
         885   Oracle Corporation* ...............................       12,912
       1,590   VeriFone Holdings Inc.* ...........................       49,220
                                                                     ----------
                                                                        144,970
                                                                     ----------
               SPECIALTY RETAIL--2.3%
         430   Abercrombie & Fitch Co. Cl. A .....................       26,114
         300   Lowe's Companies, Inc. ............................       18,915
         645   PETsMART, Inc. ....................................       17,841
                                                                     ----------
                                                                         62,870
                                                                     ----------
               TEXTILES, APPAREL & LUXURY GOODS--.4%
         825   Quiksilver,  Inc.* ................................       11,278
                                                                     ----------
               WIRELESS TELECOMMUNICATION SERVICES--3.9%
         895   America Movil S.A. de C.V. Series L ADR# ..........       33,034
         923   American Tower Corporation Cl. A* .................       31,511
         650   NII Holdings Inc. Cl. B* ..........................       38,935
                                                                     ----------
                                                                        103,480
                                                                     ----------
               Total Common Stocks
                 (Cost $2,331,920) ...............................    2,557,989
                                                                     ----------

THE ALGER INSTITUTIONAL FUNDS                                               -31-
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

   PRINCIPAL
    AMOUNT     COMMON STOCKS (CONTINUED)                                 VALUE
   ---------                                                           --------
               SHORT-TERM INVESTMENTS--13.5%
               U. S. AGENCY OBLIGATIONS
    $360,000   Federal Home Loan Banks,  4.52%  5/1/06               $  359,910
                  (Cost $359,910)                                    ----------
Total Investments
   (Cost $2,691,830) (a) ................................   109.2%    2,917,899
Liabilities in Excess of Other Assets ...................    (9.2)     (245,469)
                                                            -----    ----------
Net Assets ..............................................   100.0%   $2,672,430
                                                            =====    ==========





------------------

*   Non-income producing securities.

#   American Depositary Receipts.

a) At April 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,692,313, amounted to $225,586, which consisted of aggregate gross unrealized appreciation of $269,833 and aggregate gross unrealized depreciation of $44,247.

                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS                                               -32-
ALGER TECHNOLOGY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2006

    SHARES     COMMON STOCKS--98.1%                                      VALUE
   ---------                                                           --------
               COMMERCIAL SERVICES & SUPPLIES--2.6%
         500   Traffic.com, Inc.* ................................   $    3,135
       2,750   West Corporation* .................................      127,380
                                                                     ----------
                                                                        130,515
                                                                     ----------
               COMMUNICATION EQUIPMENT--6.7%
       3,900   Cisco Systems, Inc.* ..............................       81,705
       4,100   Corning Incorporated* .............................      113,283
       3,405   Motorola, Inc. ....................................       72,697
         840   Research In Motion Limited* .......................       64,369
                                                                     ----------
                                                                        332,054
                                                                     ----------
               COMPUTER SERVICES--1.0%
       8,495   Embarcadero Technologies, Inc.* ...................       51,735
                                                                     ----------
               COMPUTER TECHNOLOGY--2.1%
       9,585   Secure Computing Corporation* .....................      103,039
                                                                     ----------
               COMPUTERS & PERIPHERALS--12.5%
       3,000   Apple Computer, Inc.* .............................      211,170
      19,500   Mobility Electronics, Inc.* .......................      138,840
       4,550   Network Appliance, Inc. * .........................      168,669
       5,080   Western Digital Corporation* ......................      106,883
                                                                     ----------
                                                                        625,562
                                                                     ----------
               ELECTRONIC EQUIPMENT & INSTRUMENTS--7.6%
      18,500   International DisplayWorks Inc.* ..................      103,970
       4,750   Multi-Fineline Electronix, Inc.* ..................      276,830
                                                                     ----------
                                                                        380,800
                                                                     ----------
               INFORMATION TECHNOLOGY  SERVICES--7.9%
       3,380   Accenture Ltd. Cl. A* .............................       98,257
         850   Cognizant Technology Solutions Corporation Cl. A* .       54,069
       6,630   Kanbay International Inc.* ........................      102,764
      17,650   Sapient Corporation* ..............................      138,200
                                                                     ----------
                                                                        393,290
                                                                     ----------
               INTERNET SOFTWARE & SERVICES--9.4
       9,350   DealerTrack Holdings Inc.* ........................      208,505
       2,240   WebEx Communications, Inc.* .......................       79,184
       5,495   Yahoo! Inc. * .....................................      180,126
                                                                     ----------
                                                                        467,815
                                                                     ----------
               INTERNET & CATALOG RETAIL--2.3%
       3,300   eBay Inc.* ........................................      113,553
                                                                     ----------
               IT SERVICES--2.1%
       3,240   SRA International, Inc.* ..........................      103,745
                                                                     ----------
               MEDIA--1.6%
       2,230   NeuStar, Inc. Cl. A* ..............................       78,273
                                                                     ----------
               SEMICONDUCTORS--.3%
       1,595   Himax Technologies, Inc. ADR*# ....................       14,196
                                                                     ----------

THE ALGER INSTITUTIONAL FUNDS                                               -33-
ALGER TECHNOLOGY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
   ---------                                                           --------
               SEMICONDUCTOR CAPITAL EQUIPMENT--5.0%
       1,890   FormFactor Inc.*                                      $   78,794
       5,050   SiRF Technology Holdings, Inc.*                          172,458
                                                                     ----------
                                                                        251,252
                                                                     ----------
               SEMICONDUCTORS &
                 SEMICONDUCTOR EQUIPMENT--9.6%
       2,845   Freescale Semiconductor Inc. Cl. A*                       89,959
       2,385   Ikanos Communications*                                    44,170
       1,550   Marvell Technology Group Ltd.*                            88,490
       3,600   Microsemi Corporation*                                    98,352
       3,105   Tessera Technologies Inc.*                                99,577
       1,600   Texas Instruments Incorporated                            55,536
                                                                     ----------
                                                                        476,084
                                                                     ----------
               SOFTWARE--27.4%
       3,710   BEA Systems, Inc.*                                        49,158
       5,035   Check Point Software Technologies Ltd.*                   97,426
       1,450   Electronic Arts Inc.*                                     82,360
      10,550   Microsoft Corporation                                    254,782
      17,750   Oracle Corporation*                                      258,973
       6,205   Quest Software, Inc. *                                   106,788
      11,600   Symantec Corporation*                                    190,008
      13,400   Tibco Software Inc.*                                     115,507
       6,750   VeriFone Holdings Inc.*                                  208,980
                                                                     ----------
                                                                      1,363,982
                                                                     ----------
               Total Common Stocks
                 (Cost $4,899,683)                                    4,885,895
                                                                     ----------
   PRINCIPAL
     AMOUNT    SHORT-TERM INVESTMENTS--8.4%
   ---------
               U.S. AGENCY OBLIGATIONS
    $417,000   Federal Home Loan Banks, 4.52%, 5/1/06
                 (Cost $416,895) .................................      416,895
                                                                     ----------
Total Investments
  (Cost $5,316,578)(a) ..................................   106.5%    5,302,790
Liabilities In Excess of Other Assets ...................    (6.5)     (322,383)
                                                            -----    ----------
Net Assets ..............................................   100.0%   $4,980,407
                                                            =====    ==========





------------------

*   Non-income producing security.

#   American Depositary Receipts.

(a) At April 30, 2006, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $5,316,578 amounted to $13,788 which consisted of aggregate gross unrealized appreciation of $193,406 and aggregate gross unrealized depreciation of $207,194.

                       See Notes to Financial Statements.

THE ALGER FUNDS                                                             -34-
ALGER INSTITUTIONAL CORE FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2006

   PRINCIPAL
    AMOUNT     CORPORATE BONDS--25.8%                                    VALUE
   ---------                                                           --------
               APPAREL--.3%
    $ 15,000   Levi Strauss & Co., 8.88%, 4/1/16(a) ..............   $   15,113
                                                                     ----------
               AUTOMOTIVE EQUIPMENT & SERVICES--.7%
      35,000   Tenneco Inc., 8.625%, 11/15/14(a) .................       35,613
                                                                     ----------
               AUTOMOTIVE--2.0%
     100,000   Honda Auto Receivables Owner Trust, 5.07%,
                 2/18/10 .........................................       99,726
                                                                     ----------
               COMMERCIAL BANKS--1.5%
      75,000   First Tennessee Bank, 5.65%, 4/1/16 ...............       73,001
                                                                     ----------
               ELECTRIC UTILITIES--3.9%
      85,000   Appalachian Power Co., 5.55%, 4/1/11 ..............       84,502
      75,000   General Electric Capital Corp., 5.50%, 4/28/11 ....       75,113
      40,000   Sierra Pacific Power Company, 6.00%, 5/15/16(a) ...       38,944
                                                                     ----------
                                                                        198,559
                                                                     ----------
               ENERGY--1.5%
      75,000   Encana Holdings Financial Corp., 5.80%, 5/1/14 ....       74,697
                                                                     ----------
               FINANCE--2.0%
      25,000   Residential Capital, 6.50%, 4/17/13 ...............       24,952
      75,000   SLM Corp., 5.45%, 4/25/11 .........................       74,563
                                                                     ----------
                                                                         99,515
                                                                     ----------
               HEALTH CARE PROVIDERS & SERVICES--1.5%
      75,000   UnitedHealth Group, 5.375%, 3/15/16 ...............       72,105
                                                                     ----------
               HOTELS, RESTAURANTS & LEISURE--1.5%
      60,000   Boyd Gaming Corp., 7.125%, 2/1/16 .................       60,375
      15,000   MGM MIRAGE, 6.75%, 4/1/13(a) ......................       14,850
                                                                     ----------
                                                                         75,225
                                                                     ----------
               INDUSTRIAL CONGLOMERATES--1.5%
      75,000   Textron Financial Corporation, 5.875%, 6/1/07 .....       75,453
                                                                     ----------
               MACHINERY--3.5%
     100,000   CNH Equipment Trust, 5.20%, 8/16/10 ...............       99,811
      73,000   The Manitowoc Co., Inc., 7.125%, 11/1/13 ..........       75,008
                                                                     ----------
                                                                        174,819
                                                                     ----------
               MEDIA--1.4%
      75,000   Clear Channel Communications, Inc. Senior Notes,
                 5.75%, 1/15/13 ..................................       71,335
                                                                     ----------
               REAL ESTATE--1.5%
      75,000   ProLogis, 5.75%, 4/1/16 ...........................       73,164
                                                                     ----------
               SPECIALTY RETAIL--1.5%
      75,000   Home Depot, Inc., 5.20%, 3/1/11 ...................       74,321
                                                                     ----------
               WIRELESS TELECOMMUNICATION SERVICES--1.5%
      75,000   Vodafone Group PLC, 5.50%, 6/15/11 ................       74,248
                                                                     ----------
               Total Corporate Bonds
                 (Cost $1,295,565) ...............................    1,286,894
                                                                     ----------

THE ALGER FUNDS                                                             -35-
ALGER INSTITUTIONAL CORE FIXED-INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2006

   PRINCIPAL
    AMOUNT                                                               VALUE
   ---------                                                           --------
               U.S. GOVERNMENT & AGENCY OBLIGATIONS--71.0%
               Federal Home Loan Bank,
    $200,000     5.10%, 3/6/08 ...................................   $  199,549
               Federal Home Loan Mortgage Corporation,
     200,000     5.10%, 3/14/08 ..................................      199,522
     175,000     5.25%, 3/16/09 ..................................      174,571
     100,000     5.125%, 12/15/13 ................................       97,116
     100,000     5.75%, 12/15/18 .................................       99,625
      75,000     5.50%, 10/15/31 .................................       72,826
               Federal National Mortgage Association,
     175,000     5.17%, 2/23/09 ..................................      174,341
     100,000     4.75%, 4/19/10 ..................................       97,930
     150,000     4.50%, 2/15/11 ..................................      145,446
      99,065     5.75%, 9/25/20 ..................................       98,151
     120,000     6.00%, 4/25/35 ..................................      118,169
               U.S. Treasury Notes,
     225,000     4.375%, 5/15/07 .................................      223,857
     275,000     4.375%, 1/31/08 .................................      272,712
     380,000     4.75%, 11/15/08 .................................      378,961
     480,000     4.50%, 2/15/09 ..................................      475,425
     230,000     3.50%, 11/15/09 .................................      219,722
     150,000     4.50%, 2/28/11 ..................................      147,305
     150,000     4.875%, 2/15/12 .................................      149,496
     100,000     4.25%, 11/15/13 .................................       95,219
     105,000     4.25%, 8/15/15 ..................................       98,762
                                                                     ----------
               Total U.S. Government & Agency Obligations
                 (Cost $3,562,188 ) ..............................    3,538,705
                                                                     ----------
               SHORT-TERM INVESTMENTS--3.2%
               U.S. AGENCY OBLIGATIONS
     160,000   Federal Home Loan Banks, 4.52%, 5/1/06
                 (Cost $159,960) .................................      159,960
                                                                     ----------
Total Investments
  (Cost $5,017,713)(b) ..................................   100.0%    4,985,559
Liabilities in Excess of Other Assets ...................     0.0        (1,945)
                                                            -----    ----------
Net Assets ..............................................   100.0%   $4,983,614
                                                            =====    ==========





------------------

*   Non-income producing security.

(a) Pursuant to Securites and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified instituitonal buyers. These securities are deemed to be liquid and represent 2.1% of net assets of the Fund.

(b) At April 30, 2006, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $5,017,713 amounted to $32,154 which consisted of aggregate gross unrealized appreciation of $688 and aggregate gross unrealized depreciation of $32,842.

                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS                                               -36-
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
April 30, 2006



                                              LargeCap          SmallCap           MidCap
                                               Growth            Growth            Growth
                                                Fund              Fund              Fund
                                              ---------        ---------        -----------
ASSETS:
Investments in securities, at value
  (identified cost*)--see accompanying
  schedules of investments ..............   $ 100,563,818    $ 134,442,828    $ 1,436,499,880
Cash ....................................          21,748           28,303            775,662
Receivable for investment
  securities sold .......................       6,355,081        2,917,420         22,980,453
Receivable for shares of beneficial
  interest sold .........................      15,133,770        1,226,005          9,015,962
Dividends and interest receivable .......          39,765            7,491            188,057
Receivable from Investment Manager
  --Note 3(a) ...........................              --               --                 --
Prepaid expenses ........................          30,850           32,326             48,456
                                            -------------    -------------    ---------------
  Total Assets ..........................     122,145,032      138,654,373      1,469,508,470
                                            -------------    -------------    ---------------
LIABILITIES:
Payable for investment securities
  purchased .............................       7,698,317        8,277,284         39,217,275
Payable for shares of beneficial interest
  redeemed ..............................         323,193          114,111          3,291,192
Accrued investment management
  fees ..................................          57,470           79,624            880,046
Accrued transfer agent fees .............          13,847           14,239             17,207
Accrued expenses ........................          49,968           45,766            433,773
                                            -------------    -------------    ---------------
  Total Liabilities .....................       8,142,795        8,531,024         43,839,493
                                            -------------    -------------    ---------------
NET ASSETS ..............................   $ 114,002,237    $ 130,123,349    $ 1,425,668,977
                                            =============    =============    ===============
Net Assets Consist of:
  Paid-in capital .......................   $ 126,402,292    $ 167,649,282    $ 1,188,593,324
  Accumulated net investment
    income (loss) .......................         (85,883)        (354,727)        (2,956,327)
  Undistributed net realized gain
    (accumulated loss) ..................     (15,739,684)     125,523,243        (84,228,424)
  Net unrealized appreciation
    (depreciation) ......................       3,425,512       21,339,561        114,508,737
                                            -------------    -------------    ---------------
NET ASSETS ..............................   $ 114,002,237    $ 130,123,349    $ 1,425,668,977
                                            =============    =============    ===============
Shares of beneficial interest
    outstanding--Note 6
  Class I ...............................       8,107,717        5,226,425         76,437,894
                                            =============    =============    ===============
  Class R ...............................         366,169          197,903          2,281,713
                                            =============    =============    ===============
Net Asset Value Per Share
  Class I ...............................   $       13.46    $       24.00    $         18.12
                                            =============    =============    ===============
  Class R ...............................   $       13.28    $       23.67    $         17.81
                                            =============    =============    ===============
*Identified cost ........................   $  97,138,306    $ 113,103,267    $ 1,321,991,143
                                            =============    =============    ===============





                       See Notes to Financial Statements.

                                                                            Socially
                                                Capital                    Responsible                      Core
                                             Appreciation     Balanced       Growth       Technology    Fixed-Income
                                                 Fund           Fund          Fund           Fund           Fund
                                            -------------    ----------    -----------    -----------   ------------
ASSETS:
Investments in securities, at value
  (identified cost*)--see accompanying
  schedules of investments ..............   $ 158,875,902    $1,817,297    $ 2,917,899 $    5,302,790    $ 4,985,559
Cash ....................................          24,495        59,110         16,805            802            885
Receivable for investment
  securities sold .......................       5,371,651        92,298         94,465             --             --
Receivable for shares of beneficial
  interest sold .........................         696,022         1,823          9,655             --             --
Dividends and interest receivable .......          39,085         6,375            607             48         49,524
Receivable from Investment Manager
  --Note 3(a) ...........................              --        18,379         10,815          7,822          8,497
Prepaid expenses ........................          31,159        29,397         29,718         29,484         29,485
                                            -------------    ----------    -----------    -----------    -----------
  Total Assets ..........................     165,038,314     2,024,679      3,079,964      5,340,946      5,073,950
                                            -------------    ----------    -----------    -----------    -----------
LIABILITIES:
Payable for investment securities
  purchased .............................       8,880,716        99,461        375,625        343,344         75,008
Payable for shares of beneficial interest
  redeemed ..............................         148,218            --          8,201             --             --
Accrued investment management
  fees ..................................         101,649         1,093          1,488          3,287          1,432
Accrued transfer agent fees .............          13,814        13,459         13,482         11,358         11,358
Accrued expenses ........................          61,054         5,808          8,738          2,550          2,538
                                            -------------    ----------    -----------    -----------    -----------
  Total Liabilities .....................       9,205,451       119,821        407,534        360,539         90,336
                                            -------------    ----------    -----------    -----------    -----------
NET ASSETS ..............................   $ 155,832,863    $1,904,858    $ 2,672,430    $ 4,980,407    $ 4,983,614
                                            =============    ==========    ===========    ===========    ===========
Net Assets Consist of:
  Paid-in capital .......................   $ 225,375,953    $1,761,662    $ 2,190,599    $ 5,000,000    $ 5,033,377
  Accumulated net investment
    income (loss) .......................        (164,889)        2,850         (5,255)        (6,583)           618
  Undistributed net realized gain
    (accumulated loss) ..................         114,325       261,017            778        (18,227)
  Net unrealized appreciation
    (depreciation) ......................      14,850,223        26,021        226,069        (13,788)       (32,154)
                                            -------------    ----------    -----------    -----------    -----------
NET ASSETS ..............................   $ 155,832,863    $1,904,858    $ 2,672,430    $ 4,980,407    $ 4,983,614
                                            =============    ==========    ===========    ===========    ===========
Shares of beneficial interest
    outstanding--Note 6
  Class I ...............................      10,102,444       213,374        354,698        490,000        493,305
                                            =============    ==========    ===========    ===========    ===========
  Class R ...............................         241,427        34,476         68,043         10,000         10,059
                                            =============    ==========    ===========    ===========    ===========
Net Asset Value Per Share
  Class I ...............................   $       15.07    $     7.69    $      6.34    $      9.96    $      9.90
                                            =============    ==========    ===========    ===========    ===========
  Class R ...............................   $       14.83    $     7.64    $      6.24    $      9.95    $      9.90
                                            =============    ==========    ===========    ===========    ===========
*Identified cost ........................   $ 144,025,679    $1,791,276    $ 2,691,830    $ 5,316,578    $ 5,017,713
                                            =============    ==========    ===========    ===========    ===========

THE ALGER INSTITUTIONAL FUNDS                                               -38-
STATEMENTS OF OPERATIONS (UNAUDITED)
For the six months ended April 30, 2005



                                                   LargeCap         SmallCap         MidCap
                                                    Growth           Growth          Growth
                                                     Fund             Fund            Fund
                                                -------------    -------------    -------------
INVESTMENT INCOME
Income:
  Dividends (net of foreign withholding
    taxes*) .................................   $     420,351    $     130,472    $   2,759,498
  Interest ..................................          60,680          144,437        1,432,549
                                                -------------    -------------    -------------
   Total income .............................         481,031          274,909        4,192,047
                                                -------------    -------------    -------------
Expenses:
  Management fees--Note 3(a) ................         351,946          407,475        5,105,302
  Shareholder servicing fees ................         117,315          119,846        1,595,407
  Custodian fees ............................          14,106           18,036           64,970
  Transfer agent fees--Note 3(d) ............          43,393           46,025           62,085
  Professional fees .........................          15,272           15,001          137,330
  Printing fees .............................           3,580            3,759           48,435
  Distribution fees--Note 3(b) ..............          10,743            8,007           76,154
  Trustees' fees ............................             855              852           11,581
  Interest expense ..........................             156            1,583               --
  Registration fees .........................           5,142            5,142            5,384
  Miscellaneous .............................           4,220            3,910           41,726
                                                -------------    -------------    -------------
                                                      566,728          629,636        7,148,374

Less expense reimbursement--Note 3(a) .......              --               --               --
                                                -------------    -------------    -------------
  Total Expenses ............................         566,728          629,636        7,148,374
                                                -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ................         (85,697)        (354,727)      (2,956,327)
                                                -------------    -------------    -------------
REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS:
  Net realized gain (loss)on investments
    and foreign currency transactions .......       9,502,416        4,119,461      132,214,749
  Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currency translations ...................      (2,649,086)      13,169,465       42,979,725
                                                -------------    -------------    -------------
  Net realized and unrealized gain (loss)
    on investments and foreign currency .....       6,853,330       17,288,926      175,194,474
                                                -------------    -------------    -------------
  NET INCREASE (DECREASE)IN NET ASSETS
    RESULTING FROM OPERATIONS ...............   $   6,767,633    $  16,934,199    $ 172,238,147
                                                =============    =============    =============
*Foreign withholding taxes ..................   $         393    $          --    $      22,970
                                                =============    =============    =============







------------------

** Commenced operations March 1, 2006



                       See Notes to Financial Statements.

                                                                                    Socially
                                                   Capital                         Responsible                          Core
                                                Appreciation       Balanced          Growth          Technology     Fixed-Income
                                                    Fund             Fund             Fund             Fund**          Fund**
                                                -------------    -------------    -------------    -------------    -------------
INVESTMENT INCOME
Income:
  Dividends (net of foreign withholding
    taxes*) .................................   $     659,717    $       5,338    $       7,429    $          48    $          --
  Interest ..................................         110,831           13,371            1,358            3,556           38,913
                                                -------------    -------------    -------------    -------------    -------------
   Total income .............................         770,548           18,709            8,787            3,604           38,913
                                                -------------    -------------    -------------    -------------    -------------
Expenses:
  Management fees--Note 3(a) ................         635,894            6,840            7,906            6,872            3,023
  Shareholder servicing fees ................         187,028            2,280            2,635            2,021            2,015
  Custodian fees ............................          15,663           10,108            9,498            1,087            1,087
  Transfer agent fees--Note 3(d) ............          43,658           41,543           41,740           11,358           11,358
  Professional fees .........................          20,331            2,560            3,856              179              179
  Printing fees .............................           8,465              306              306               74               74
  Distribution fees--Note 3(b) ..............           5,105              588              866               81               81
  Trustees' fees ............................           1,361               17               19               14               14
  Interest expense ..........................           3,232               --               --               --               --
  Registration fees .........................           5,142            5,065            5,083            5,065            5,065
  Miscellaneous .............................           9,217              788              799              305              305
                                                -------------    -------------    -------------    -------------    -------------
                                                      935,096           70,095           72,708           27,056           23,201

Less expense reimbursement--Note 3(a) .......              --          (58,907)         (58,666)         (16,869)         (18,283)
                                                -------------    -------------    -------------    -------------    -------------
  Total Expenses ............................         935,096           11,188           14,042           10,187            4,918
                                                -------------    -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ................        (164,548)           7,521           (5,255)          (6,583)          33,995
                                                -------------    -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS:
  Net realized gain (loss)on investments
    and foreign currency transactions .......      18,378,545          116,032          261,525              778          (18,227)
  Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currency translations ...................         428,580          (41,243)          18,708          (13,788)         (32,154)
                                                -------------    -------------    -------------    -------------    -------------
  Net realized and unrealized gain (loss)
    on investments and foreign currency .....      18,807,125           74,789          280,233          (13,010)         (50,381)
                                                -------------    -------------    -------------    -------------    -------------
  NET INCREASE (DECREASE)IN NET ASSETS
    RESULTING FROM OPERATIONS ...............   $  18,642,577    $      82,310    $     274,978    $     (19,593)   $     (16,386)
                                                =============    =============    =============    =============    =============
*Foreign withholding taxes ..................   $         885    $           5    $          21    $          --    $          --
                                                =============    =============    =============    =============    =============

THE ALGER INSTITUTIONAL FUNDS                                               -40-
STATEMENTS OF CHANGES IN NET ASSETS


                                                                  LargeCap
                                                                   Growth
                                                                    Fund
                                                    ----------------------------------
                                                        For the
                                                      Six Months           For the
                                                         Ended           Year Ended
                                                    April 30, 2006       October 31,
                                                      (Unaudited)           2005
                                                    ---------------    ---------------
Net investment income (loss) ....................   $       (85,697)   $       274,397
Net realized gain on investments and foreign
  currency transactions .........................         9,502,416         13,970,405
Net change in unrealized appreciation
  (depreciation) on investments and foreign
  currency translations .........................        (2,649,086)          (267,665)
                                                    ---------------    ---------------
Net increase in net assets
  resulting from operations .....................         6,767,633         13,977,137
                                                    ---------------    ---------------
Dividends and distributions to shareholders from:
  Net investment income
  Class I .......................................          (274,583)                --
  Class R .......................................                --                 --
  Net realized gains
  Class I .......................................                --                 --
  Class R .......................................                --                 --
                                                    ---------------    ---------------
Total dividends and distributions to shareholders          (274,583)                --
                                                    ---------------    ---------------
Increase (decrease) from shares of beneficial
  interest transactions:
  Class I .......................................        16,200,691        (14,888,992)
  Class R .......................................           757,546            871,501
                                                    ---------------    ---------------
Net increase (decrease) from shares of beneficial
  interest transactions--Note 6 .................        16,958,237        (14,017,491)
                                                    ---------------    ---------------
    Total increase (decrease) ...................        23,451,287            (40,354)
Net Assets:
  Beginning of period ...........................        90,550,950         90,591,304
                                                    ---------------    ---------------
  End of period .................................   $   114,002,237    $    90,550,950
                                                    ===============    ===============
Undistributed net investment income
  (accumulated loss) ............................   $       (85,883)   $       274,397
                                                    ===============    ===============





                       See Notes to Financial Statements.

                                                                 SmallCap                               MidCap
                                                                  Growth                                Growth
                                                                   Fund                                  Fund
                                                    ----------------------------------    ----------------------------------
                                                         For the                               For the
                                                       Six Months          For the           Six Months          For the
                                                          Ended          Year Ended             Ended          Year Ended
                                                     April 30, 2006      October 31,       April 30, 2006      October 31,
                                                       (Unaudited)          2005             (Unaudited)          2005
                                                    ---------------    ---------------    ---------------    ---------------
Net investment income (loss) ....................   $      (354,727)   $      (520,700)   $    (2,956,327)   $    (6,585,119)
Net realized gain on investments and foreign
  currency transactions .........................         4,119,461         12,443,285        132,214,749        128,514,342
Net change in unrealized appreciation
  (depreciation) on investments and foreign
  currency translations .........................        13,169,465          3,593,847         42,979,725         18,827,371
                                                    ---------------    ---------------    ---------------    ---------------
Net increase in net assets
  resulting from operations .....................        16,934,199         15,516,432        172,238,147        140,756,594
                                                    ---------------    ---------------    ---------------    ---------------
Dividends and distributions to shareholders from:
  Net investment income
  Class I .......................................                --                 --                 --                 --
  Class R .......................................                --                 --                 --                 --
  Net realized gains
  Class I .......................................                --                 --       (120,622,354)       (14,080,915)
  Class R .......................................                --                 --         (2,632,250)          (225,450)
                                                    ---------------    ---------------    ---------------    ---------------
Total dividends and distributions to shareholders                --                 --       (123,254,604)       (14,306,365)
                                                    ---------------    ---------------    ---------------    ---------------
Increase (decrease) from shares of beneficial
  interest transactions:
  Class I .......................................        37,850,236        (13,839,314)       243,685,215        129,721,799
  Class R .......................................         1,627,588          1,962,273         17,386,821          8,168,446
                                                    ---------------    ---------------    ---------------    ---------------
Net increase (decrease) from shares of beneficial
  interest transactions--Note 6 .................        39,477,824        (11,877,041)       261,072,036        137,890,245
                                                    ---------------    ---------------    ---------------    ---------------
    Total increase (decrease) ...................        56,412,023          3,639,391        310,055,579        264,340,474
Net Assets:
  Beginning of period ...........................        73,711,326         70,071,935      1,115,613,398        851,272,924
                                                    ---------------    ---------------    ---------------    ---------------
  End of period .................................   $   130,123,349    $    73,711,326    $ 1,425,668,977    $ 1,115,613,398
                                                    ===============    ===============    ===============    ===============
Undistributed net investment income
  (accumulated loss) ............................   $      (354,727)   $            --    $    (2,956,327)   $            --
                                                    ===============    ===============    ===============    ===============

THE ALGER INSTITUTIONAL FUNDS                                               -42-
STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Capital
                                                               Appreciation
                                                                   Fund
                                                     ------------------------------
                                                         For the
                                                       Six Months        For the
                                                          Ended        Year Ended
                                                     April 30, 2006    October 31,
                                                       (Unaudited)        2005
                                                     --------------   -------------
Net investment income (loss) .....................   $    (164,548)   $      46,145
Net realized gain (loss)on investments and foreign
  currency transactions ..........................      18,378,545       20,951,677
Net change in unrealized appreciation
  (depreciation) on investments and foreign
  currency translations ..........................         428,580        2,819,558
                                                     -------------    -------------
Net increase (decrease)in net assets
  resulting from operations ......................      18,642,577       23,817,380
                                                     -------------    -------------
Dividends and distributions to shareholders from:
  Net investment income
  Class I ........................................         (46,486)              --
  Class R ........................................              --               --
  Net realized gains
  Class I ........................................              --               --
  Class R ........................................              --               --
                                                     -------------    -------------
Total dividends and distributions to shareholders          (46,486)              --
                                                     -------------    -------------
Increase (decrease) from shares of beneficial
  interest transactions:
  Class I ........................................       5,200,969      (19,901,503)
  Class R ........................................       2,316,828          208,163
                                                     -------------    -------------
Net increase (decrease) from shares of beneficial
  interest transactions--Note 6 ..................       7,517,797      (19,693,340)
                                                     -------------    -------------
    Total increase ...............................      26,113,888        4,124,040
Net Assets:
  Beginning of period ............................     129,718,975      125,594,935
                                                     -------------    -------------
  End of period ..................................   $ 155,832,863    $ 129,718,975
                                                     =============    =============
Undistributed net investment income
  (accumulated loss) .............................   $    (164,889)   $      46,145
                                                     =============    =============





------------------

* Commenced operations March 1, 2006.



                       See Notes to Financial Statements.

                                                                                      Socially
                                                                                     Responsible                         Core
                                                            Balanced                   Growth            Technology  Fixed-Income
                                                              Fund                      Fund                Fund         Fund
                                                     -----------------------  -----------------------   ----------   ------------
                                                      For the                    For the
                                                     Six Months                Six Months                 For the       For the
                                                       Ended       For the        Ended      For the    Period Ended  Period Ended
                                                     April 30,    Year Ended    April 30,   Year Ended    April 30,     April 30,
                                                        2006      October 31,      2006     October 31,     2006          2006
                                                    (Unaudited)      2005      (Unaudited)     2005     (Unaudited)*  (Unaudited)*
                                                    -----------   ----------- -----------  ----------- ------------   ------------
Net investment income (loss) .....................   $    7,521   $   14,180   $   (5,255)  $   (5,952)  $   (6,583)   $   33,995
Net realized gain (loss)on investments and foreign
  currency transactions ..........................      116,032      147,670      261,525      209,975          778       (18,227)
Net change in unrealized appreciation
  (depreciation) on investments and foreign
  currency translations ..........................      (41,243)      (4,164)      18,708       85,690      (13,788)      (32,154)
                                                     ----------   ----------   ----------   ----------   ----------    ----------
Net increase (decrease)in net assets
  resulting from operations ......................       82,310      157,686      274,978      289,713      (19,593)      (16,386)
                                                     ----------   ----------   ----------   ----------   ----------    ----------
Dividends and distributions to shareholders from:
  Net investment income
  Class I ........................................      (11,462)     (12,752)          --           --           --       (32,787)
  Class R ........................................         (566)      (1,011)          --           --           --          (590)
  Net realized gains
  Class I ........................................     (117,795)     (35,778)    (161,550)     (56,378)          --            --
  Class R ........................................      (15,855)      (4,123)     (41,659)      (7,512)          --            --
                                                     ----------   ----------   ----------   ----------   ----------    ----------
Total dividends and distributions to shareholders      (145,678)     (53,664)    (203,209      (63,890)          --       (33,377)
                                                     ----------   ----------   ----------   ----------   ----------    ----------
Increase (decrease) from shares of beneficial
  interest transactions:
  Class I ........................................      148,630       20,615      680,981       34,899    4,900,000     4,932,787
  Class R ........................................       71,214       23,053       60,022      214,520      100,000       100,590
                                                     ----------   ----------   ----------   ----------   ----------    ----------
Net increase (decrease) from shares of beneficial
  interest transactions--Note 6 ..................      219,844       43,668      741,003      249,419    5,000,000     5,033,377
                                                     ----------   ----------   ----------   ----------   ----------    ----------
    Total increase ...............................      156,476      147,690      812,772      475,242    4,980,407     4,983,614
Net Assets:
  Beginning of period ............................    1,748,382    1,600,692    1,859,658    1,384,416           --            --
                                                     ----------   ----------   ----------   ----------   ----------    ----------
  End of period ..................................   $1,904,858   $1,748,382   $2,672,430   $1,859,658   $4,980,407    $4,983,614
                                                     ==========   ==========   ==========   ==========   ==========    ==========
Undistributed net investment income
  (accumulated loss) .............................   $    2,850   $    7,357   $   (5,255)  $       --   $   (6,583)   $      618
                                                     ==========   ==========   ==========   ==========   ==========    ==========

THE ALGER INSTITUTIONAL FUNDS                                               -44-
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                         Income from
                                                    Investment Operations
                                                 ---------------------------
                                                                    Net
                                                                Realized and
                                   Net Asset         Net         Unrealized        Total         Dividend    Distributions
                                     Value,      Investment         Gain            from         from Net         from
                                   Beginning       Income        (Loss) on       Investment     Investment    Net Realized
                                   of Period     (Loss)(iii)    Investments      Operations       Income          Gains
                                   ---------     -----------    ------------     ----------     ----------   -------------

ALGER LARGECAP GROWTH INSTITUTIONAL FUND (I)

CLASS I
Six months ended 4/30/06(iv)(v)      $12.56        $(0.01)        $  0.95         $  0.94         $(0.04)        $   --
Year ended 10/31/05 ............      10.86          0.04            1.66            1.70             --             --
Year ended 10/31/04 ............      10.71         (0.06)           0.21            0.15             --             --
Year ended 10/31/03 ............       8.70         (0.03)           2.04            2.01             --             --
Year ended 10/31/02 ............      11.63         (0.03)          (2.90)          (2.93)            --             --
Year ended 10/31/01 ............      17.15         (0.03)          (4.50)          (4.53)            --          (0.99)

CLASS R
Six months ended 4/30/06(iv)(v)      $12.39        $(0.04)        $  0.93         $  0.89         $   --         $   --
Year ended 10/31/05 ............      10.76         (0.03)           1.66            1.63             --             --
Year ended 10/31/04 ............      10.66         (0.12)           0.22            0.10             --             --
From 1/27/03 to 10/31/03(ii)(iv)       8.12         (0.06)           2.60            2.54             --             --

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND

CLASS I
Six months ended 4/30/06(iv)(v)      $19.97        $(0.08)        $  4.11         $  4.03         $   --         $   --
Year ended 10/31/05 ............      16.07         (0.14)           4.04            3.90             --             --
Year ended 10/31/04 ............      15.10         (0.16)           1.13            0.97             --             --
Year ended 10/31/03 ............      10.97         (0.12)           4.25            4.13             --             --
Year ended 10/31/02 ............      13.35         (0.13)          (2.25)          (2.38)            --             --
Year ended 10/31/01 ............      23.78         (0.08)         (10.35)         (10.43)            --             --

CLASS R
Six months ended 4/30/06(iv)(v)      $19.74        $(0.13)        $  4.06         $  3.93         $   --         $   --
Year ended 10/31/05 ............      15.93         (0.22)           4.03            3.81             --             --
Year ended 10/31/04 ............      15.05         (0.25)           1.13            0.88             --             --
From 1/27/03 to 10/31/03(ii)(iv)      10.72         (0.14)           4.47            4.33             --             --

ALGER MIDCAP GROWTH INSTITUTIONAL FUND

CLASS I
Six months ended 4/30/06(iv)(v)      $17.57        $(0.04)        $  2.47         $  2.43         $   --         $(1.88)
Year ended 10/31/05 ............      15.38         (0.11)           2.55            2.44             --          (0.25)
Year ended 10/31/04 ............      14.78         (0.13)           0.73            0.60             --             --
Year ended 10/31/03 ............      10.76         (0.11)           4.13            4.02             --             --
Year ended 10/31/02 ............      13.34         (0.10)          (2.48)          (2.58)            --             --
Year ended 10/31/01 ............      17.53         (0.08)          (3.44)          (3.52)            --          (0.67)

CLASS R
Six months ended 4/30/06(iv)(v)      $17.34        $(0.08)        $  2.43         $  2.35         $   --         $(1.88)
Year ended 10/31/05 ............      15.25         (0.19)           2.53            2.34             --          (0.25)
Year ended 10/31/04 ............      14.73         (0.21)           0.73            0.52             --             --
From 1/27/03 to 10/31/03(ii)(iv)      10.25         (0.14)           4.62            4.48             --             --



------------------

(i) Prior to March 1, 2002, the Alger LargeCap Growth Institutional Fund was the Alger Growth Retirement Portfolio.

(ii)  Commenced operations January 27, 2003.

(iii) Amount was computed based on average shares outstanding during the period.

(iv)  Ratios have been annualized; total return has not been annualized.

(v)   Unaudited.


                       See Notes to Financial Statements.

                                                                                 Ratios/Supplemental Data
                                                                           ------------------------------------
                                                                             Net        Ratio of   Ratio of Net
                                                   Net                      Assets,     Expenses    Investment
                                                   Asset                    End of         to         Income
                                                  Value,                    Period       Average    (Loss) to    Portfolio
                                      Total       End of       Total        (000's        Net        Average     Turnover
                                  Distributions   Period      Return       omitted)      Assets     Net Assets     Rate
                                  -------------   ------      ------       --------     --------   ------------  ---------

ALGER LARGECAP GROWTH INSTITUTIONAL FUND (I)

CLASS I
Six months ended 4/30/06(iv)(v)      $(0.04)      $13.46        7.5%      $  109,138      1.18%      (0.16)%      146.05%
Year ended 10/31/05 ............         --        12.56       15.7           86,725      1.08        0.31        249.06
Year ended 10/31/04 ............         --        10.86        1.4           88,098      1.13       (0.51)       191.48
Year ended 10/31/03 ............         --        10.71       23.1           91,588      1.14       (0.31)       255.49
Year ended 10/31/02 ............         --         8.70      (25.2)         108,660      1.14       (0.24)       202.07
Year ended 10/31/01 ............         --        11.63      (27.5)          97,308      1.09       (0.20)        89.54

CLASS R
Six months ended 4/30/06(iv)(v)      $   --       $13.28        7.2%      $    4,864      1.69%      (0.66)%      146.05%
Year ended 10/31/05 ............         --        12.39       15.2            3,826      1.57       (0.29)       249.06
Year ended 10/31/04 ............         --        10.76        0.9            2,493      1.64       (1.05)       191.48
From 1/27/03 to 10/31/03(ii)(iv)         --        10.66       31.3              133      1.62       (0.84)       255.49

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND

CLASS I
Six months ended 4/30/06(iv)(v)      $   --       $24.00       20.2%      $  125,439      1.30%      (0.72)%       52.54%
Year ended 10/31/05 ............         --        19.97       24.3           71,224      1.20       (0.77)       116.16
Year ended 10/31/04 ............         --        16.07        6.4           69,788      1.25       (1.03)       135.80
Year ended 10/31/03 ............         --        15.10       37.7           93,300      1.24       (0.99)       139.97
Year ended 10/31/02 ............         --        10.97      (17.8)          62,780      1.25       (1.01)       138.01
Year ended 10/31/01 ............         --        13.35      (43.9)          86,790      1.19       (0.46)       191.89

CLASS R
Six months ended 4/30/06(iv)(v)      $   --       $23.67       19.9%      $    4,684      1.80%      (1.23)%       52.54%
Year ended 10/31/05 ............         --        19.74       23.9            2,487      1.68       (1.20)       116.16
Year ended 10/31/04 ............         --        15.93        5.8              284      1.75       (1.55)       135.80
From 1/27/03 to 10/31/03(ii)(iv)         --        15.05       40.4               70      1.74       (1.49)       139.97

ALGER MIDCAP GROWTH INSTITUTIONAL FUND

CLASS I
Six months ended 4/30/06(iv)(v)      $(1.88)      $18.12       14.8%      $1,385,027      1.11%      (0.45)%      104.58%
Year ended 10/31/05 ............      (0.25)       17.57       16.0        1,093,486      1.10       (0.64)       237.74
Year ended 10/31/04 ............         --        15.38        4.1          839,273      1.15       (0.87)       190.93
Year ended 10/31/03 ............         --        14.78       37.4          540,742      1.17       (0.89)       217.33
Year ended 10/31/02 ............         --        10.76      (19.3)         215,727      1.17       (0.81)       284.69
Year ended 10/31/01 ............      (0.67)       13.34      (20.6)         217,153      1.13       (0.51)       130.93

CLASS R
Six months ended 4/30/06(iv)(v)      $(1.88)      $17.81       14.6%      $   40,642      1.61%      (0.96)%      104.58%
Year ended 10/31/05 ............      (0.25)       17.34       15.4           22,127      1.60       (1.15)       237.74
Year ended 10/31/04 ............         --        15.25        3.5           12,000      1.65       (1.37)       190.93
From 1/27/03 to 10/31/03(ii)(iv)         --        14.73       43.7              790      1.66       (1.40)       217.33

THE ALGER INSTITUTIONAL FUNDS                                              -46-
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                Income from
                                                           Investment Operations
                                                        ---------------------------
                                                                           Net
                                                                       Realized and
                                         Net Asset          Net         Unrealized        Total         Dividends     Distributions
                                           Value,       Investment         Gain            from          from Net          from
                                         Beginning        Income         (Loss) on      Investment      Investment     Net Realized
                                         of Period      (Loss)(iii)     Investments     Operations        Income           Gains
                                         ---------      -----------    ------------     ----------      ----------    -------------

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

CLASS I
Six months ended 4/30/06(iv)(xvii)         $13.28         $(0.02)         $ 1.81          $ 1.79          $   --          $   --
Year ended 10/31/05 ..............          11.05             --            2.23            2.23              --              --
Year ended 10/31/04 ..............          11.06          (0.10)           0.09           (0.01)             --              --
Year ended 10/31/03 ..............           8.97          (0.06)           2.15            2.09              --              --
Year ended 10/31/02 ..............          11.66          (0.08)          (2.61)          (2.69)             --              --
Year ended 10/31/01 ..............          18.12          (0.03)          (6.37)          (6.40)             --           (0.06)

CLASS R
Six months ended 4/30/06(iv)(xvii)         $13.09         $(0.06)         $ 1.80          $ 1.74          $   --          $   --
Year ended 10/31/05 ..............          10.95          (0.06)           2.20            2.14              --              --
Year ended 10/31/04 ..............          11.01          (0.16)           0.10           (0.06)             --              --
From 1/27/03 to 10/31/03(ii)(iv) .           8.36          (0.08)           2.73            2.65              --              --

ALGER BALANCED INSTITUTIONAL FUND

CLASS I
Six months ended 4/30/06(iv)(xvii)         $ 7.99         $ 0.03          $ 0.34          $ 0.37          $(0.06)         $(0.61)
Year ended 10/31/05 ..............           7.50           0.07            0.67            0.74           (0.07)          (0.18)
Year ended 10/31/04 ..............           7.41           0.02            0.07            0.09              --              --
Year ended 10/31/03 ..............           6.67          (0.01)           0.75            0.74              --              --
Year ended 10/31/02 ..............           8.20          (0.39)          (1.14)          (1.53)             --              --
From 12/4/00 to 10/31/01(i)(iv) ..          10.00          (0.11)          (1.69)          (1.80)             --              --

CLASS R
Six months ended 4/30/06(iv)(xvii)         $ 7.90         $ 0.01          $ 0.36          $ 0.37          $(0.02)         $(0.61)
Year ended 10/31/05 ..............           7.43           0.03            0.67            0.70           (0.05)          (0.18)
Year ended 10/31/04 ..............           7.38          (0.02)           0.07            0.05              --              --
From 1/27/03 to 10/31/03(ii)(iv) .           6.43          (0.04)           0.99            0.95              --              --

ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND

CLASS I
Six months ended 4/30/06(iv)(xvii)         $ 6.17         $(0.01)         $ 0.84          $ 0.83          $   --          $(0.66)
Year ended 10/31/05 ..............           5.37          (0.01)           1.05            1.04              --           (0.24)
Year ended 10/31/04 ..............           5.38          (0.05)           0.07            0.02              --           (0.03)
Year ended 10/31/03 ..............           4.43          (0.09)           1.04            0.95              --              --
Year ended 10/31/02 ..............           6.37          (0.77)          (1.17)          (1.94)             --              --
From 12/4/00 to 10/31/01(i)(iv) ..          10.00          (0.30)          (3.33)          (3.63)             --              --

CLASS R
Six months ended 4/30/06(iv)(xvii)         $ 6.09         $(0.03)         $ 0.84          $ 0.81          $   --          $(0.66)
Year ended 10/31/05 ..............           5.34          (0.05)           1.04            0.99              --           (0.24)
Year ended 10/31/04 ..............           5.37          (0.08)           0.08              --              --           (0.03)
From 1/27/03 to 10/31/03(ii)(iv) .           4.13          (0.08)           1.32            1.24              --              --

------------------

(i)    Commenced operations December 4, 2000.

(ii)   Commenced operations January 27, 2003.

(iii) Amount was computed based on average shares outstanding during the period.

(iv)   Ratios have been annualized; total return has not been annualized.

(v)    Amount has been reduced by 1.01% due to expense reimbursement.

(vi)   Amount has been reduced by 0.80% due to expense reimbursement.

(vii)  Amount has been reduced by 1.00% due to expense reimbursement.

(viii) Amount has been reduced by 0.81% due to expense reimbursement.

(ix)   Amount has been reduced by 0.90% due to expense reimbursement.

                       See Notes to Financial Statements.

                                                                                            Ratios/Supplemental Data
                                                                             -----------------------------------------------------
                                                                               Net           Ratio of      Ratio of Net
                                                      Net                     Assets,        Expenses       Investment
                                                      Asset                   End of            to            Income
                                                     Value,                   Period          Average       (Loss) to     Portfolio
                                         Total       End of       Total       (000's           Net           Average      Turnover
                                     Distributions   Period      Return      omitted)         Assets        Net Assets      Rate
                                     -------------   ------      ------      --------        --------      ------------   ---------

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

CLASS I
Six months ended 4/30/06(iv)(xvii)      $   --       $15.07       13.5%      $152,252       1.24%             (0.21)%       96.53%
Year ended 10/31/05 ..............          --        13.28       20.2        128,646       1.17               0.04        148.91
Year ended 10/31/04 ..............          --        11.05       (0.1)       124,889       1.23              (0.87)       160.00
Year ended 10/31/03 ..............          --        11.06       23.3        160,569       1.23              (0.59)       187.72
Year ended 10/31/02 ..............          --         8.97      (23.1)       132,010       1.23              (0.73)       180.39
Year ended 10/31/01 ..............       (0.06)       11.66      (35.4)       187,187       1.18              (0.21)       104.17

CLASS R
Six months ended 4/30/06(iv)(xvii)      $   --       $14.83       13.3%      $  3,581       1.77%             (0.85)%       96.53%
Year ended 10/31/05 ..............          --        13.09       19.5          1,073       1.67              (0.51)       148.91
Year ended 10/31/04 ..............          --        10.95       (0.5)           706       1.73              (1.39)       160.00
From 1/27/03 to 10/31/03(ii)(iv) .          --        11.01       31.7             66       1.72              (1.01)       187.72

ALGER BALANCED INSTITUTIONAL FUND

CLASS I
Six months ended 4/30/06(iv)(xvii)      $(0.67)      $ 7.69        4.7%      $  1,641       1.25%(xiii)        0.80%       129.74%
Year ended 10/31/05 ..............       (0.25)        7.99       10.1          1,548       1.25%(vi)          0.90        211.26
Year ended 10/31/04 ..............          --         7.50        1.3          1,435       1.35(v)            0.28        184.21
Year ended 10/31/03 ..............          --         7.41       11.1          1,409       2.00              (0.15)       149.42
Year ended 10/31/02 ..............          --         6.67      (18.7)           225       6.72              (5.21)       321.89
From 12/4/00 to 10/31/01(i)(iv) ..          --         8.20      (18.0)           108       3.13              (1.44)        15.99

CLASS R
Six months ended 4/30/06(iv)(xvii)      $(0.63)      $ 7.64        4.8%      $    264       1.75%(xiv)         0.31%       129.74%
Year ended 10/31/05 ..............       (0.23)        7.90        9.6            200       1.75%(viii)       (0.38)       211.26
Year ended 10/31/04 ..............          --         7.43        0.7            166       1.82(vii)         (0.28)       184.21
From 1/27/03 to 10/31/03(ii)(iv) .          --         7.38       14.8             58       2.56              (0.74)       149.42

ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND

CLASS I
Six months ended 4/30/06(iv)(xvii)      $(0.66)      $ 6.34       14.2%      $  2,248       1.25%(xv)         (0.42)%       89.32%
Year ended 10/31/05 ..............       (0.24)        6.17       19.8          1,505       1.25(x)           (0.25)       152.60
Year ended 10/31/04 ..............       (0.03)        5.37        0.3          1,277       1.34(ix)          (1.04)       166.03
Year ended 10/31/03 ..............          --         5.38       21.4          1,277       2.26              (1.69)       187.82
Year ended 10/31/02 ..............          --         4.43      (30.5)            46      13.48             (13.17)       205.83
From 12/4/00 to 10/31/01(i)(iv) ..          --         6.37      (36.3)            77       5.31              (4.75)       114.33

CLASS R
Six months ended 4/30/06(iv)(xvii)      $(0.66)      $ 6.24       14.1%      $    424       1.75%(xvi)        (0.91)%       89.32%
Year ended 10/31/05 ..............       (0.24)        6.09       18.9            355       1.75(xii)         (0.97)       152.60
Year ended 10/31/04 ..............       (0.03)        5.34       (0.1)           107       1.83(xi)          (1.53)       166.03
From 1/27/03 to 10/31/03(ii)(iv) .          --         5.37       30.0             66       2.92              (2.29)       187.82



(x)    Amount has been reduced by 0.75% due to expense reimbursement.

(xi)   Amount has been reduced by 0.94% due to expense reimbursement.

(xii)  Amount has been reduced by 0.73% due to expense reimbursement.

(xiii) Amount has been reduced by 6.31% due to expense reimbursement.

(xiv)  Amount has been reduced by 7.44% due to expense reimbursement.

(xv)   Amount has been reduced by 5.74% due to expense reimbursement.

(xvi)  Amount has been reduced by 4.66% due to expense reimbursement.

(xvii) Unaudited.

THE ALGER INSTITUTIONAL FUNDS                                               -48-
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                              Income from
                                                         Investment Operations
                                                      ----------------------------
                                                                          Net
                                                                      Realized and
                                      Net Asset          Net           Unrealized         Total          Dividends
                                        Value,        Investment          Gain             from           from Net
                                      Beginning         Income          (Loss) on       Investment       Investment
                                      of Period       (Loss)(iii)      Investments      Operations         Income
                                      ---------       -----------     ------------      ----------       ----------

ALGER TECHNOLOGY INSTITUTIONAL FUND

CLASS I
From 3/1/06 to 4/30/06(i)(ii)......     $10.00          $(0.01)          $(0.03)          $(0.04)          $   --

CLASS R
From 3/1/06 to 4/30/06(i)(ii)......     $10.00          $(0.02)          $(0.03)          $(0.05)          $   --

ALGER CORE FIXED-INCOME INSTITUTIONAL FUND

CLASS I
From 3/1/06 to 4/30/06(i)(ii)......     $10.00          $ 0.07           $(0.10)          $(0.03)          $(0.07)

CLASS R
From 3/1/06 to 4/30/06(i)(ii)......     $10.00          $ 0.06           $(0.09)          $(0.03)          $(0.07)




------------------

(i)   Commenced operations March 1, 2006.

(ii) Unaudited. Ratios have been annualized; total return has not been annualized.

(iii) Amount was computed based on average shares outstanding during the period.

(iv)  Amount has been reduced by 2.09% due to expense reimbursement.

(v)   Amount has been reduced by 2.27% due to expense reimbursement.

                       See Notes to Financial Statements.

                                                                       Net           Ratio of       Ratio of Net
                                         Net                         Assets,         Expenses        Investment
                                        Asset                        End of             to             Income
                                       Value,                        Period           Average         (Loss)to        Portfolio
                                       End of          Total         (000's             Net            Average        Turnover
                                       Period         Return        omitted)          Assets         Net Assets         Rate
                                       ------         ------        --------         --------       ------------      ---------

ALGER TECHNOLOGY INSTITUTIONAL FUND

CLASS I
From 3/1/06 to 4/30/06(i)(ii)......     $9.96         (0.4)%         $4,881          1.25%(iv)         (0.80)%          24.98%

CLASS R
From 3/1/06 to 4/30/06(i)(ii)......     $9.95         (0.5)%         $  100          1.75%(iv)         (1.30)%          24.98%

ALGER CORE FIXED-INCOME
INSTITUTIONAL FUND

CLASS I
From 3/1/06 to 4/30/06(i)(ii)......     $9.90         (0.3)%         $4,884          0.60%(v)           4.23%           58.11%

CLASS R
From 3/1/06 to 4/30/06(i)(ii)......     $9.90         (0.4)%         $  100          1.10%(v)           3.73%           58.11%

THE ALGER INSTITUTIONAL FUNDS                                               -50-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--GENERAL:

      The Alger Institutional Funds (formerly The Alger Institutional Fund) (the "Trust"), is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company and currently issues an unlimited number of shares of beneficial interest in eight funds--LargeCap Growth Fund, SmallCap Growth Fund, MidCap Growth Fund, Capital Appreciation Fund, Balanced Fund, Socially Responsible Growth Fund, Technology Fund and Core Fixed-Income Fund (collectively, the "Funds" or individually, each a "Fund"). The LargeCap Growth Fund, SmallCap Growth Fund, MidCap Growth Fund, Capital Appreciation Fund, Socially Responsible Growth Fund and Technology Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Balanced Fund's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed-income securities. The Core Fixed-Income Fund's investment objective is current income consistent with the preservation of capital value, which it seeks by investing in fixed-income securities.

      Each Fund offers Class I and Class R shares. Class R shares were first offered January 27, 2003. Each class has identical rights to assets and earnings except that only Class R shares have a plan of distribution and bear the related expenses.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(a) INVESTMENT VALUATION: Investments of the Funds are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (currently 4:00 p.m. Eastern time). Listed securities for which such information is readily available are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Securities listed on foreign exchanges are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price. Securities included within the Nasdaq market shall be valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there be no NOCP issued, at the last sale price on such day. Securities included within the Nasdaq market for which there is no NOCP and no last sale price on the day of valuation shall be valued at the mean between the last bid and asked prices on such day.

      Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

      Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Normally, developments that occur between the close of the foreign markets and the close of the NYSE(normally 4:00 p.m.

THE ALGER INSTITUTIONAL FUNDS                                               -51-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Eastern time) will not be reflected in the Fund's net asset value. However, if it be determined that such developments are so significant that they will materially affect the values of the Funds' securities, the Funds may adjust the previous closing prices to reflect what the investment manager, under the direction of the Board of Trustees, believes to be the fair values of these securities as of the close of the NYSE.The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

      Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

(b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

      Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(c) FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S.dollars at the prevailing exchange rates on the respective dates of such transactions.

      Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the Statements of Operations.

(d) REPURCHASE AGREEMENTS: The Funds enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Funds. Additional collateral is obtained when necessary.

(e) LENDING OF FUND SECURITIES: The Funds may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of a Fund's total assets, as defined. The Funds

THE ALGER INSTITUTIONAL FUNDS                                               -52-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

earn fees on the securities loaned. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any required additional collateral is delivered to the Funds on the next business day. As of April 30, 2006, there were no securities on loan.

(f) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date. With respect to all Funds, dividends from net investment income and distributions from net realized gains, offset by any loss carry forward, are declared and paid annually after the end of the fiscal year in which earned.

      Each class is treated separately in determining the amounts of dividends of net investment income payable to holders of its shares.

      The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from, or in excess of net investment income, net realized gain on investment transactions or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses and amortization adjustments on debt securities. The reclassifications had no impact on the net asset values of the Funds and are designed to present the Funds' capital accounts on a tax basis.

(g) FEDERAL INCOME TAXES: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided a Fund maintains such compliance, no federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.

(h) ALLOCATION METHODS: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund, are allocated among the Fund's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class R shares.

(i) INDEMNIFICATION: The Trust enters into contracts that contain a variety of indemnification provisions. The Trust's maximum exposure under these arrangements is unknown. The Trust does not anticipate recognizing any loss related to these arrangements.

THE ALGER INSTITUTIONAL FUNDS                                               -53-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

(j) OTHER: These financial statements have been prepared in accordance with U.S. generally accepted accounting principles, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Fund, pursuant to the provisions of its Investment Management Agreement with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Fund at the following annual rates:

LargeCap Growth Fund .............................   .750%
SmallCap Growth Fund .............................   .850
MidCap Growth Fund ...............................   .800
Capital Appreciation Fund ........................   .850
Balanced Fund ....................................   .750
Socially Responsible Growth Fund .................   .750
Technology Fund ..................................   .850
Core Fixed-Income Fund ...........................   .375

      Alger Management has established an expense cap for the Balanced Fund and the Socially Responsible Growth Fund effective March 1, 2004 and for the Technology Fund and the Core Fixed-Income Fund effective March 1, 2006. Alger Management will reimburse these Balanced Fund, Socially Responsible Growth Fund and the Technology Fund if annualized operating expenses exceed 1.25% and 1.75% for Class I shares and Class R shares, respectively, and will Reimburse the Core Fixed-Income Fund if annualized operating expenses exceed .60% and 1.10% for Class I shares and Class Rshares, respectively, of average daily net assets. For the six months ended April 30, 2006, Alger Management reimbursed the Balanced Fund, the Socially Responsible Growth Fund, the Technology Fund and the Core Fixed-Income Fund $58,907, $58,665, $16,869 and $18,283, respectively. Alger Management has contractually agreed to extend the expense cap through February 28, 2007.

(b) DISTRIBUTION FEES: Class R shares: The Funds have adopted a Distribution Plan pursuant to which Class R shares of each Fund pays Fred Alger & Company, Incorporated, the Trust's distributor (the "Distributor") and an affiliate of Alger Management, a fee at the annual rate of .50% of the respective average daily net assets of the Class R shares of the designated Funds to compensate the Distributor for its activities and expenses incurred in distributing the Class R shares. The fees charged may be more or less than the expenses incurred by the Distributor.

(c) BROKERAGE COMMISSIONS: During the six months ended April 30, 2006, the LargeCap Growth Fund, the SmallCap Growth Fund, the MidCap Growth Fund,

THE ALGER INSTITUTIONAL FUNDS                                               -54-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

the Capital Appreciation Fund, the Balanced Fund, the Socially Responsible Growth Fund and the Technology Fund paid the Distributor commissions of $146,611, $70,588, $1,342,384, $148,463, $1,838, $2,090 and $3,035 respectively, in connection with securities transactions.

(d) SHAREHOLDER ADMINISTRATIVE FEES:The Trust has entered into a shareholder administrative services agreement with Alger Shareholder Services, Inc. ("Alger Services") to compensate Alger Services on a per account basis for its liaison and administrative oversight ofBoston Financial Data Services, Inc., the transfer agent ("BFDS")and other related services. During the six months ended April 30, 2006, the LargeCap Growth Fund, the SmallCap Growth Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Balanced Fund and the Socially Responsible Growth Fund incurred fees of $139, $964, $2,723, $277, $9 and $50 respectively, for these services provided by Alger Services.

(e) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Trust are directors and officers of Alger Management, the Distributor and Alger Services. At April 30, 2006, Alger Management and its affiliates owned 7,333 shares, 4,815 shares, 9,136 shares, 7,349 shares, 193,150 shares, 270,956 shares, 500,000 shares and 503,365 shares of the LargeCap Growth Fund, the SmallCap Growth Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Balanced Fund, the Socially Responsible Growth Fund, the Technology Fund and the Core Fixed-Income Fund, respectively.

NOTE 4--SECURITIES TRANSACTIONS:

      The following summarizes the securities transactions by the Funds, other than short-term securities, for the six months ended April 30, 2006:

                                                  PURCHASES           SALES
                                                 -----------         -------

LargeCap Growth Fund .......................   $  135,687,711     $  134,404,767
SmallCap Growth Fund .......................       84,668,996         48,616,755
MidCap Growth Fund .........................    1,434,288,294      1,279,598,150
Capital Appreciation Fund ..................      149,069,398        141,180,908
Balanced Fund ..............................        2,132,919          2,062,068
Socially Responsible Growth Fund ...........        2,320,021          1,817,327
Technology Fund ............................        6,122,288          1,223,384
Core Fixed-Income Fund .....................        7,698,877          2,823,855

NOTE 5--LINES OF CREDIT:

      The Trust has both committed and uncommitted lines of credit with banks. All borrowings have variable interest rates and are payable on demand. With the exception of the Capital Appreciation Fund, the Trust borrows under such lines of credit exclusively for temporary or emergency purposes.

      The  Capital  Appreciation  Fund may  borrow up to 1/3 of the value of its
assets,  to  purchase   additional   securities.   To  the  extent  the  Capital
Appreciation

THE ALGER INSTITUTIONAL FUNDS                                               -55-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Fund borrows under these lines, it must pledge securities with a total value of at least twice the amount borrowed. For the six months ended April 30, 2006, the Funds had the following borrowings:

                                                   AVERAGE      WEIGHTED AVERAGE
                                                  BORROWING       INTEREST RATE
                                                 -----------    ----------------

LargeCap Growth Fund .........................    $  6,431            4.83%
SmallCap Growth Fund .........................      67,757            4.65
Capital Appreciation Fund ....................     129,481            4.96

NOTE 6--SHARE CAPITAL:

      The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into eight series. Each series is divided into two separate classes.

      During the six months ended April 30, 2006, transactions of shares of beneficial interest were as follows:

                                                   SHARES          AMOUNT
                                                  --------        --------
LargeCap Growth Fund
 Class I
  Shares sold ................................     2,785,638    $  37,278,343
  Dividends reinvested .......................        20,722          273,536
  Shares redeemed ............................    (1,601,478)     (21,351,188)
                                                 -----------    -------------
  Net increase ...............................     1,204,882    $  16,200,691
                                                 ===========    =============
 Class R
  Shares sold ................................       107,256    $   1,409,172
  Shares redeemed ............................       (49,884)        (651,626)
                                                 -----------    -------------
  Net increase ...............................        57,372    $     757,546
                                                 ===========    =============
SmallCap Growth Fund
 Class I
  Shares sold ................................     2,544,733    $  57,082,566
  Shares redeemed ............................      (884,423)     (19,232,330)
                                                 -----------    -------------
  Net increase ...............................     1,660,310    $  37,850,236
                                                 ===========    =============
 Class R
  Shares sold ................................        95,939    $   2,156,309
  Shares redeemed ............................       (24,034)        (528,721)
                                                 -----------    -------------
  Net increase ...............................        71,905    $   1,627,588
                                                 ===========    =============
MidCap Growth Fund
 Class I
  Shares sold ................................    18,175,876    $ 320,686,873
  Dividends reinvested .......................     7,207,281      119,857,101
  Shares redeemed ............................   (11,178,735)    (196,858,759)
                                                 -----------    -------------
  Net increase ...............................    14,204,422    $ 243,685,215
                                                 ===========    =============

THE ALGER INSTITUTIONAL FUNDS                                               -56-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                   SHARES          AMOUNT
                                                  --------        --------
 Class R
  Shares sold ................................     1,260,737    $ 21,896,003
  Dividends reinvested .......................       160,762       2,631,661
  Shares redeemed ............................      (416,218)     (7,140,843)
                                                 -----------    ------------
  Net increase ...............................     1,005,281    $ 17,386,821
                                                 ===========    ============
Capital Appreciation Fund
 Class I
  Shares sold ................................     2,650,267    $ 37,979,681
  Dividends reinvested .......................         3,291          46,419
  Shares redeemed ............................    (2,240,253)    (32,825,131)
                                                 -----------    ------------
  Net increase ...............................       413,305    $  5,200,969
                                                 ===========    ============
 Class R
  Shares sold ................................       183,686    $  2,661,900
  Shares redeemed ............................       (24,175)       (345,072)
                                                 -----------    ------------
  Net increase ...............................       159,511    $  2,316,828
                                                 ===========    ============
Balanced Fund
 Class I
  Shares sold ................................         5,308    $     41,024
  Dividends reinvested .......................        16,963         129,256
  Shares redeemed ............................        (2,811)        (21,650)
                                                 -----------    ------------
  Net increase ...............................        19,460    $    148,630
                                                 ===========    ============
 Class R
  Shares sold ................................         7,266    $     56,971
  Dividends reinvested .......................         2,172          16,421
  Shares redeemed ............................          (282)         (2,178)
                                                 -----------    ------------
  Net increase ...............................         9,156    $     71,214
                                                 ===========    ============
Socially Responsible Growth Fund
 Class I
  Shares sold ................................        88,664    $    550,484
  Dividends reinvested .......................        25,842         153,241
  Shares redeemed ............................        (3,821)        (22,744)
                                                 -----------    ------------
  Net increase ...............................       110,685    $    680,981
                                                 ===========    ============
 Class R
  Shares sold ................................        43,301    $    267,040
  Dividends reinvested .......................         7,134          41,659
  Shares redeemed ............................       (40,625)       (248,677)
                                                 -----------    ------------
  Net increase ...............................         9,810    $     60,022
                                                 ===========    ============
Technology Fund*
 Class I
  Shares sold ................................       490,000    $  4,900,000
                                                 ===========    ============

THE ALGER INSTITUTIONAL FUNDS                                               -57-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                   SHARES          AMOUNT
                                                  --------        --------
 Class R
  Shares sold ................................        10,010    $     100,100
  Shares redeemed ............................           (10)           (100)
                                                 -----------    -------------
  Net increase ...............................        10,000    $     100,000
                                                 ===========    =============
Core Fixed-Income Fund*
 Class I
  Shares sold ................................       490,000    $   4,900,000
  Dividends reinvested .......................         3,305    $      32,787
                                                 -----------    -------------
  Net increase ...............................       493,305    $   4,932,787
                                                 ===========    =============
 Class R
  Shares sold ................................        10,000    $     100,000
  Dividends reinvested .......................            59              590
                                                 -----------    -------------
  Net increase ...............................        10,059    $     100,590
                                                 ===========    =============

During the year ended October 31, 2005, transactions of shares of beneficial interest were as follows:

LargeCap Growth Fund
 Class I
  Shares sold ................................     2,200,355    $  26,022,349
  Shares redeemed ............................    (3,411,580)     (40,911,341)
                                                 -----------    -------------
  Net decrease ...............................    (1,211,225)   $ (14,888,992)
                                                 ===========    =============
 Class R
  Shares sold ................................       154,719    $   1,781,735
  Shares redeemed ............................       (77,595)        (910,234)
                                                 -----------    -------------
  Net increase ...............................        77,124    $     871,501
                                                 ===========    =============
SmallCap Growth Fund
 Class I
  Shares sold ................................     1,548,513    $  28,225,343
  Shares redeemed ............................    (2,325,174)     (42,064,657)
                                                 -----------    -------------
  Net decrease ...............................      (776,661)   $ (13,839,314)
                                                 ===========    =============
 Class R
  Shares sold ................................       153,157    $   2,767,356
  Shares redeemed ............................       (44,954)        (805,083)
                                                 -----------    -------------
  Net increase ...............................       108,203    $   1,962,273
                                                 ===========    =============
MidCap Growth Fund
 Class I
  Shares sold ................................    23,802,074    $ 401,271,219
  Dividends reinvested .......................       843,221       14,005,908
  Shares redeemed ............................   (16,996,823)    (285,555,328)
                                                 -----------    -------------
  Net increase ...............................     7,648,472    $ 129,721,799
                                                 ===========    =============

THE ALGER INSTITUTIONAL FUNDS                                               -58-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                   SHARES          AMOUNT
                                                  --------        --------
 Class R
  Shares sold ................................       904,309    $  15,093,802
  Dividends reinvested .......................        13,818          227,446
  Shares redeemed ............................      (428,734)      (7,152,802)
                                                 -----------    ------------
  Net increase ...............................       489,393    $   8,168,446
                                                 ===========    =============
Capital Appreciation Fund
 Class I
  Shares sold ................................     2,623,699    $  32,136,928
  Shares redeemed ............................    (4,237,300)     (52,038,431)
                                                 -----------    ------------
  Net decrease ...............................    (1,613,601)   $ (19,901,503)
                                                 ===========    =============
 Class R
  Shares sold ................................        40,879    $     488,568
  Shares redeemed ............................       (23,401)        (280,405)
                                                 -----------    ------------
  Net increase ...............................        17,478    $     208,163
                                                 ===========    =============
Balanced Fund
 Class I
  Shares sold ................................         9,813    $      75,364
  Dividends reinvested .......................         5,423           41,217
  Shares redeemed ............................       (12,703)         (95,966)
                                                 -----------    ------------
  Net increase ...............................         2,533    $      20,615
                                                 ===========    =============
 Class R
  Shares sold ................................         3,179    $      24,043
  Dividends reinvested .......................           685            5,169
  Shares redeemed ............................          (818)          (6,159)
                                                 -----------    ------------
  Net increase ...............................         3,046    $      23,053
                                                 ===========    =============
Socially Responsible Growth Fund
 Class I
  Shares sold ................................            50    $         288
  Dividends reinvested .......................         9,429           52,611
  Shares redeemed ............................        (3,205)         (18,000)
                                                 -----------    ------------
  Net increase ...............................         6,274    $      34,899
                                                 ===========    =============
 Class R
  Shares sold ................................        39,735    $     223,738
  Dividends reinvested .......................         1,012            5,594
  Shares redeemed ............................        (2,544)         (14,812)
                                                 -----------    ------------
  Net increase ...............................        38,203    $     214,520
                                                 ===========    =============

------------------

*Commenced operations March 1, 2006.

THE ALGER INSTITUTIONAL FUNDS                                               -59-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 7--TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS:

      The tax character of distributions paid during the six months ended April 30, 2006 and the year ended October 31, 2005 were as follows:

                                                    SIX
                                                MONTHS ENDED       YEAR ENDED
                                               APRIL 30, 2006   OCTOBER 31, 2005
                                               --------------   ----------------
LargeCap Growth Fund
Distributions paid from:
  Ordinary income ............................   $    274,583      $         --
  Long-term capital gain .....................             --                --
                                                 ------------      ------------
  Total distributions paid ...................   $    274,583      $         --
                                                 ============      ============
MidCap Growth Fund
Distributions paid from:
  Ordinary income ............................   $ 93,050,670      $         --
  Long-term capital gain .....................     30,203,934        14,306,365
                                                 ------------      ------------
  Total distributions paid ...................   $123,254,604      $ 14,306,365
                                                 ============      ============
Capital Appreciation
Distributions paid from:
  Ordinary income ............................   $     46,486      $         --
  Long-term capital gain .....................             --                --
                                                 ------------      ------------
  Total distributions paid ...................   $     46,486      $         --
                                                 ============      ============
Balanced Fund
Distributions paid from:
  Ordinary income ............................   $    115,159      $     18,724
  Long-term capital gain .....................         30,519            34,940
                                                 ------------      ------------
  Total distributions paid ...................   $    145,678      $     53,664
                                                 ============      ============
Socially Responsible Growth Fund
Distributions paid from:
  Ordinary income ............................   $    144,437      $         --
  Long-term capital gain .....................         58,772            63,890
                                                 ------------      ------------
  Total distributions paid ...................   $    203,209      $     63,890
                                                 ============      ============
Core Fixed-Income Fund
Distributions paid from:
  Ordinary income ............................   $     33,377      $         --
  Long-term capital gains ....................             --                --
                                                 ------------      ------------
  Total distributions paid ...................   $     33,377      $         --
                                                 ============      ============

      As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

LargeCap Growth Fund
  Undistributed ordinary income .............................      $    274,397
  Undistributed long-term gain ..............................                --
  Unrealized appreciation ...................................         5,192,206

THE ALGER INSTITUTIONAL FUNDS                                               -60-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

SmallCap Growth Fund
  Undistributed ordinary income .............................                --
  Undistributed long-term gain ..............................                --
  Unrealized appreciation ...................................      $  8,071,398

MidCap Growth Fund
  Undistributed ordinary income .............................      $ 93,048,523
  Undistributed long-term gain ..............................        30,201,163
  Unrealized appreciation ...................................        64,842,423

Capital Appreciation Fund
  Undistributed ordinary income .............................      $     46,145
  Undistributed long-term gain ..............................                --
  Unrealized appreciation ...................................        14,365,786

Balanced Fund
  Undistributed ordinary income .............................      $    112,638
  Undistributed long-term gain ..............................            30,499
  Unrealized appreciation ...................................            63,427

Socially Responsible Growth Fund
  Undistributed ordinary income .............................      $    144,418
  Undistributed long-term gain ..............................            58,766
  Unrealized appreciation ...................................           206,878

      The differences between book basis and tax basis unrealized appreciation is determined annually and is attributable primarily to the tax deferral of losses on wash sales. Tax basis unrealized appreciation as of April 30, 2006 does not reflect any potential tax adjustments subsequent to October 31, 2005.

      At October 31, 2005, the Funds, for federal income tax purposes, had capital loss carryforwards which expire as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

                                  LARGECAP         SMALLCAP           CAPITAL
                                   GROWTH           GROWTH         APPRECIATION
EXPIRATION DATE                     FUND             FUND              FUND
---------------                  -----------      -----------      ------------
2009                             $        --      $50,188,693      $ 56,066,260
2010                              19,289,047       12,342,837        46,484,857
2011                               5,070,663               --                --
                                 -----------      -----------      ------------
                                 $24,359,710      $62,531,530      $102,551,117
                                 ===========      ===========      ============
NOTE 8--LITIGATION:

      Alger Management has responded to inquiries, document requests and/or subpoenas from regulatory authorities, including the United States Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General, the Attorney General of New Jersey, and the West Virginia Securities Commissioner, in connection with their investigations of practices in the mutual fund industry identified as "market timing" and "late trading."

THE ALGER INSTITUTIONAL FUNDS                                               -61-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

      On December 16, 2005, Alger Management received from the staff of the SEC a "Wells Notice" which indicated that the staff intends to recommend that the Commission bring civil enforcement action for possible violations of the federal securities laws. "Wells Notices" also have been sent to certain companies affiliated with Alger Management, as well as certain present and former members of its senior management. The Wells Notices arose out of the SEC's staff ongoing investigation of market timing and late trading practices in the mutual fund industry. Alger Management and the other recipients have the opportunity to respond to the staff before the staff makes a formal recommendation. Alger Management submitted a response in January 2006.

      On June 7, 2006, Alger Management, its parent, Alger Inc., and their affiliated companies reached an agreement in principle with the staff of the New York Regional Office of the SEC and with the staff of the New York State Attorney General's office ("NYAG") resolving all issues with the SEC and the NYAG related to the allegations of mutual fund market timing and late trading that were the subject of the December 2005 Wells Notice. Alger Management and Alger Inc. are working with the staff of the SEC and the NYAG to finalize the agreement. The agreement is subject to the approval of the SEC and the NYAG. In the proposed settlement agreement, without admitting or denying liability, the firm will consent to the payment of $30 million dollars to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The entire $40 million and fee reduction will be available for the benefit of investors. Alger Management has advised the Fund that the proposed settlement payment is not expected to adversely affect the operations of the Manager, Alger Inc. or their affilates, or adversely affect their ability to continue to provide services to the Fund.

      On August 31, 2005, the West Virginia Securities Commissioner in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing concluded that Alger Management and Alger Inc. had violated the West Virginia Uniform Securities Act, and ordered Alger Management and Alger Inc. to cease and desist from further violations of the Act by engaging in the market-timing related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the Commissioner. Other firms unaffiliated with Alger Management were served with similar orders. Alger Management and Alger Inc. intend to request a hearing for the purpose of seeking to vacate or modify the order.

      In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including Alger Management, certain mutual funds managed by Alger Management (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were

THE ALGER INSTITUTIONAL FUNDS                                               -62-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. In September 2004, consolidated amended complaints involving these cases -- a Consolidated Amended Fund Derivative Complaint (the "Derivative Complaint") and two substantially identical Consolidated Amended Class Action Complaints (together, the "Class Action Complaint") -- were filed in the Maryland federal district court under the caption number 1:04-MD-15863 (JFM). In April 2005, a civil lawsuit involving similar allegations was filed by the West Virginia Attorney General and also transferred to the Maryland District Court.

      The Derivative Complaint alleged (i) violations, by Alger Management and, depending on the specific offense alleged, by its immediate parent, Alger Inc., which is the Distributor of the Alger Mutual Funds, and/or the fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the Investment Company Act of 1940 (the "Investment Company Act") and of Sections 206 and 215 of the Investment Advisers Act of 1940, breach of fiduciary duty, and breach of contract, (ii) various offenses by other third-party defendants, and (iii) unjust enrichment by all the named defendants. The Class Action Complaint alleged, in addition to the offenses listed above, (i) violations, by Alger Management, Alger Inc., their affiliates, the funds named as defendants, and the current and former fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934 (the "1934 Act"), and Section 34(b) of the Investment Company Act of 1940, (ii) breach of contract by the funds named as defendants, and (iii) unjust enrichment of the defendants. The West Virginia attorney general action also alleges violations of the West Virginia Consumer Credit and Protection Act and other wrongful conduct.

      Motions to dismiss the Class Action Complaint and the Derivative Complaint were subsequently filed. On November 3, 2005, the district court issued letter rulings dismissing both complaints in their entirety with respect to the Alger Mutual Funds and dismissing all claims against the other Alger defendants, other than the claims under the 1934 Act and Section 36(b) of the Investment Company Act (as to which the court deferred ruling with respect to the Alger Mutual Fund Trustees), with leave to the class action plaintiffs to file amended complaints against those defendants with respect to claims under state law.Orders implementing the letter rulings are being entered. On January 11, 2006, the Alger defendants filed a motion for partial reconsideration of the district court's ruling with respect to the Section 10(b), Rule 10b-5 and Section 36(b) claims against them; the district court denied the motion on February 9, 2006.

      Alger Management does not believe that the Alger Mutual Funds are themselves targets of the regulatory investigations as potential enforcement defendants.

THE ALGER INSTITUTIONAL FUNDS                                               -63-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

      The SEC and, in some cases, state government authorities have a variety of administrative and civil enforcement powers, including injunctive powers, authority to assess fines and penalties and order restitution, authority to limit the activities of a person or company and other enforcement powers, that may be exercised administratively or through the courts.

      Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against Alger Management or Alger Inc., Alger Management would, in the absence of exemptive relief granted by the SEC, be barred from serving as investment adviser/sub-adviser for any registered investment company, including the Fund. While exemptive relief from Section 9(a) has been granted in certain other cases, there is no assurance that such exemptive relief would be granted if sought. In addition, it is possible that these matters and/or other developments resulting from these matters could result in loss of Alger Management personnel, diversion of time and attention of Alger Management personnel, diminishment of financial resources of Alger Management, or other consequences potentially adverse to the Fund. Alger Management cannot predict the potential effect of such actions upon Alger Management or the Fund. There can be no assurance that the effect, if any, would not be material.

THE ALGER INSTITUTIONAL FUNDS                                               -64-
ADDITIONAL INFORMATION (UNAUDITED)

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

      As a shareholder of the Fund, you incur two types of costs: transaction costs, if applicable, and ongoing costs, including management fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting November 1, 2005 and ending April 30, 2006.

ACTUAL EXPENSES

      The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED) (CONTINUED)                         -65-


                                                                                        RATIO OF
                                                                                       EXPENSES TO
                                                                                         AVERAGE
                                                                   EXPENSES PAID        NET ASSETS
                             BEGINNING             ENDING        DURING THE PERIOD      FOR THE SIX
                           ACCOUNT VALUE        ACCOUNT VALUE    NOVEMBER 1, 2005     TO MONTHS ENDED
                         NOVEMBER 1, 2005      APRIL 30, 2006    APRIL 30, 2006(b)   APRIL 30, 2006(c)
                         ----------------      --------------    -----------------   -----------------
ALGER LARGECAP GROWTH INSTITUTIONAL FUND
CLASS I:
Actual                       $1,000.00            $1,075.00            $6.07               1.18%
Hypothetical(a)               1,000.00             1,018.94             5.91               1.18
CLASS R:
Actual                        1,000.00             1,071.80             8.68               1.69
Hypothetical(a)               1,000.00             1,016.41             8.45               1.69

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
CLASS I:
Actual                       $1,000.00            $1,201.80            $7.10               1.30%
Hypothetical(a)               1,000.00             1,018.35             6.51               1.30
CLASS R:
Actual                        1,000.00             1,199.10             9.81               1.80
Hypothetical(a)               1,000.00             1,015.87             9.00               1.80

ALGER MIDCAP GROWTH INSTITUTIONAL FUND
CLASS I:
Actual                       $1,000.00            $1,147.90            $5.91               1.11%
Hypothetical(a)               1,000.00             1,019.29             5.56               1.11
CLASS R:
Actual                        1,000.00             1,145.70             8.57               1.61
Hypothetical(a)               1,000.00             1,016.81             8.05               1.61

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
CLASS I:
Actual                       $1,000.00            $1,135.10            $6.56               1.24%
Hypothetical(a)               1,000.00             1,018.65             6.21               1.24
CLASS R:
Actual                        1,000.00             1,132.90             9.36               1.77
Hypothetical(a)               1,000.00             1,016.02             8.85               1.77

ALGER BALANCED INSTITUTIONAL FUND
CLASS I:
Actual                       $1,000.00            $1,046.60            $6.34               1.25%
Hypothetical(a)               1,000.00             1,018.60             6.26               1.25
CLASS R:
Actual                        1,000.00             1,047.60             8.88               1.75
Hypothetical(a)               1,000.00             1,016.12             8.75               1.75

ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
CLASS I:
Actual                       $1,000.00            $1,142.00            $6.64               1.25%
Hypothetical(a)               1,000.00             1,018.60             6.26               1.25
CLASS R:
Actual                        1,000.00             1,140.50             9.29               1.75
Hypothetical(a)               1,000.00             1,016.12             8.75               1.75

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED) (CONTINUED)                         -66-


                                                                                        RATIO OF
                                                                                       EXPENSES TO
                                                                                         AVERAGE
                                                                   EXPENSES PAID        NET ASSETS
                             BEGINNING             ENDING        DURING THE PERIOD      FOR THE SIX
                           ACCOUNT VALUE        ACCOUNT VALUE    NOVEMBER 1, 2005      MONTHS ENDED
                         NOVEMBER 1, 2005      APRIL 30, 2006    APRIL 30, 2006(b)   APRIL 30, 2006(c)
                         ----------------      --------------    -----------------   -----------------

ALGER TECHNOLOGY INSTITUTIONAL FUND
CLASS I:
Actual*                      $1,000.00            $  996.00            $6.19               1.25%
Hypothetical(a)               1,000.00             1,018.60             6.26               1.25
CLASS R:
Actual*                       1,000.00               995.00             8.66               1.75
Hypothetical(a)               1,000.00             1,016.12             8.75               1.75

ALGER CORE FIXED-INCOME INSTITUTIONAL FUND
CLASS I:
Actual*                      $1,000.00            $  996.70            $2.97               0.60%
Hypothetical(a)               1,000.00             1,021.82             3.01               0.60
CLASS R:
Actual*                       1,000.00               995.90             5.44               1.10
Hypothetical(a)               1,000.00             1,019.34             5.51               1.10


------------------

*   From March 1, 2006--Commencement of operations.

(a) 5% annual return before expenses.

(b) Expenses are equal to the annualized expense ratio of the respective share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(c) Annualized.

PROXY VOTING POLICIES                                                       -67-

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3362 or online on the Funds' website at http://www.alger.com or on the SEC's website at http://www.sec.gov.

QUARTERLY FUND HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Funds' website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3362.

NOTES:
------

THE ALGER INSTITUTIONAL FUNDS

111 Fifth Avenue
New York, NY 10003
(800) 992-3362
www.alger.com

INVESTMENT MANAGER
Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266

This report is submitted for the general information of the shareholders of The Alger Institutional Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Trust, which contains information concerning the Trust's investment policies, fees and expenses as well as other pertinent information.

[ALGER LOGO]














ISAR 43006

[ALGER LOGO]
The Alger Institutional Funds
Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266














ISAR 43006

ITEM 2.  CODE OF ETHICS.
Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By:  /s/ Dan C. Chung

     Dan C. Chung

     President

Date:  June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dan C. Chung

    Dan C. Chung

    President

Date:  June 22, 2006

By: /s/ Frederick A. Blum

    Frederick A. Blum

    Treasurer

Date:  June 22, 2006